UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 to June 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2020
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global High Dividend Low Volatility Portfolio (formerly, Voya Global Equity Portfolio)

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.
The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,
The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six-and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.
In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.
Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.
While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya Balanced Portfolio
Class I	$1,000.00	$949.20	0.69%	$3.34	$1,000.00	$1,021.43	0.69%	$3.47
Class S	1,000.00	948.10	0.94	4.55	1,000.00	1,020.19	0.94	4.72
Voya Global High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$864.60	1.10%	$5.10	$1,000.00	$1,019.39	1.10%	$5.52
Class I	1,000.00	865.90	0.60	2.78	1,000.00	1,021.88	0.60	3.02
Class S	1,000.00	864.80	0.85	3.94	1,000.00	1,020.64	0.85	4.27
Class S2	1,000.00	864.60	1.00	4.64	1,000.00	1,019.89	1.00	5.02
Class T	1,000.00	863.50	1.20	5.56	1,000.00	1,018.90	1.20	6.02
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,002.80	0.25%	$1.24	$1,000.00	$1,023.62	0.25%	$1.26
Class S	1,000.00	1,000.30	0.25	1.24	1,000.00	1,023.62	0.25	1.26
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$944.40	1.07%	$5.17	$1,000.00	$1,019.54	1.07%	$5.37
Class I	1,000.00	946.40	0.62	3.00	1,000.00	1,021.78	0.62	3.12
Class S	1,000.00	944.80	0.87	4.21	1,000.00	1,020.54	0.87	4.37
Class S2	1,000.00	944.40	1.02	4.93	1,000.00	1,019.79	1.02	5.12

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,040.70	1.03%	$5.23	$1,000.00	$1,019.74	1.03%	$5.17
Class I	1,000.00	1,043.00	0.53	2.69	1,000.00	1,022.23	0.53	2.66
Class S	1,000.00	1,041.90	0.78	3.96	1,000.00	1,020.98	0.78	3.92
Class S2	1,000.00	1,041.20	0.93	4.72	1,000.00	1,020.24	0.93	4.67
Voya Small Company Portfolio
Class ADV	$1,000.00	$829.60	1.40%	$6.37	$1,000.00	$1,017.90	1.40%	$7.02
Class I	1,000.00	831.70	0.90	4.10	1,000.00	1,020.39	0.90	4.52
Class R6	1,000.00	832.30	0.90	4.10	1,000.00	1,020.39	0.90	4.52
Class S	1,000.00	830.80	1.15	5.23	1,000.00	1,019.14	1.15	5.77

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio
ASSETS:
Investments in securities at fair value+*	$283,466,403	$568,208,975
Investments in affiliates at fair value**	49,958,678	—
Short-term investments at fair value †	9,414,852	12,685,134
Cash	1,023,011	216,861
Cash collateral for futures	3,576,271	—
Cash pledged for centrally cleared swaps (Note 2)	242,000	—
Foreign currencies at value ‡	13,337	98,760
Receivables:
Investment securities sold	419,572	—
Investment securities and currencies sold	—	108,408,924
Investment securities sold on a delayed-delivery or when-issued basis	594,181	—
Fund shares sold	64,850	2,596,720
Dividends	391,036	962,103
Interest	311,501	—
Foreign tax reclaims	121,008	1,134,062
Unrealized appreciation on forward foreign currency contracts	841	—
Variation margin receivable on centrally cleared swaps	50	—
Prepaid expenses	3,929	6,986
Reimbursement due from Investment Adviser	19,754	27,554
Other assets	53,417	62,321
Total assets	349,674,691	694,408,400
LIABILITIES:
Payable for investment securities purchased	390,825	—
Payable for investment securities and currencies purchased	—	108,122,039
Payable for investment securities purchased on a delayed-delivery or when-issued basis	1,183,863	—
Payable for fund shares redeemed	451,116	1,426
Payable upon receipt of securities loaned	8,514,892	12,529,134
Unrealized depreciation on forward foreign currency contracts	36,538	—
Payable for investment management fees	167,751	264,444
Payable for distribution and shareholder service fees	509	96,853
Payable for directors/ trustees fees	1,706	3,023
Payable to directors/ trustees under the deferred compensation plan (Note 6)	53,417	62,321
Other accrued expenses and liabilities	172,684	160,458
Total liabilities	10,973,301	121,239,698
NET ASSETS	$338,701,390	$573,168,702
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$329,318,894	$635,874,638
Total distributable earnings (loss)	9,382,496	(62,705,936)
NET ASSETS	$338,701,390	$573,168,702
+ Including securities loaned at value	$8,293,057	$8,815,981
* Cost of investments in securities	$270,588,648	$559,305,204
** Cost of investments in affiliates	$50,576,028	$—
† Cost of short-term investments	$9,414,853	$12,685,134
‡ Cost of foreign currencies	$15,091	$98,827
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio
Class ADV
Net assets	n/a	$12,671,417
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	1,367,496
Net asset value and redemption price per share	n/a	$9.27
Class I
Net assets	$336,224,103	$121,856,364
Shares authorized	500,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	23,893,540	13,157,529
Net asset value and redemption price per share	$14.07	$9.26
Class S
Net assets	$2,477,287	$435,970,417
Shares authorized	500,000,000	300,000,000
Par value	$0.001	$0.001
Shares outstanding	176,816	46,882,574
Net asset value and redemption price per share	$14.01	$9.30
Class S2
Net assets	n/a	$290,507
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	31,651
Net asset value and redemption price per share	n/a	$9.18
Class T
Net assets	n/a	$2,379,997
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	256,556
Net asset value and redemption price per share	n/a	$9.28
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$2,786,891,489
Short-term investments at fair value †	—	104,207,173
Short-term investments at amortized cost	382,269,250	—
Repurchase agreements	194,205,000	—
Cash	8,203	1,234,555
Receivables:
Investment securities sold	19,298,088	—
Fund shares sold	1,191,690	170,003
Dividends	5,861	3,519,194
Interest	439,484	166
Foreign tax reclaims	—	228,536
Prepaid expenses	5,695	32,500
Reimbursement due from Investment Adviser	152,256	—
Other assets	130,113	262,991
Total assets	597,705,640	2,896,546,607
LIABILITIES:
Payable for fund shares redeemed	5,326	834,977
Payable upon receipt of securities loaned	—	86,514,173
Payable for investment management fees	147,766	1,286,786
Payable for distribution and shareholder service fees	5	380,095
Payable for directors/ trustees fees	2,715	14,121
Payable to directors/ trustees under the deferred compensation plan (Note 6)	130,113	262,991
Other accrued expenses and liabilities	152,467	407,838
Total liabilities	438,392	89,700,981
NET ASSETS	$597,267,248	$2,806,845,626
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$597,406,672	$2,283,531,928
Total distributable earnings (loss)	(139,424)	523,313,698
NET ASSETS	$597,267,248	$2,806,845,626
+ Including securities loaned at value	$—	$84,449,400
* Cost of investments in securities	$—	$2,326,874,349
† Cost of short-term investments	$—	$104,207,173
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	n/a	$788,034,135
Shares authorized	n/a	unlimited
Par value	n/a	$1.000
Shares outstanding	n/a	30,522,815
Net asset value and redemption price per share	n/a	$25.82
Class I
Net assets	$597,222,386	$1,595,881,138
Shares authorized	unlimited	unlimited
Par value	$1.000	$1.000
Shares outstanding	597,103,552	60,552,704
Net asset value and redemption price per share	$1.00	$26.36
Class S
Net assets	$44,862	$422,646,409
Shares authorized	unlimited	unlimited
Par value	$1.000	$1.000
Shares outstanding	44,854	16,340,629
Net asset value and redemption price per share	$1.00	$25.86
Class S2
Net assets	n/a	$283,944
Shares authorized	n/a	unlimited
Par value	n/a	$1.000
Shares outstanding	n/a	11,134
Net asset value and redemption price per share	n/a	$25.50
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$2,741,255,188	$355,612,302
Investments in affiliates at fair value**	744,534,207	—
Short-term investments at fair value †	59,992,683	14,370,911
Cash	361,402	49,450
Cash collateral for futures	13,116,556	—
Cash pledged for centrally cleared swaps (Note 2)	7,716,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	2,420,000	—
Receivables:
Investment securities sold	3,095,301	10,839,664
Investment securities sold on a delayed-delivery or when-issued basis	8,105,754	—
Fund shares sold	5,671,168	114,226
Dividends	6,616	261,021
Interest	15,086,346	30
Unrealized appreciation on forward foreign currency contracts	59,476	—
Prepaid expenses	39,997	5,224
Reimbursement due from Investment Adviser	130,129	40,423
Other assets	382,457	47,621
Total assets	3,601,973,280	381,340,872
LIABILITIES:
Income distribution payable	626	—
Payable for investment securities purchased	22,165,459	5,296,403
Payable for investment securities purchased on a delayed-delivery or when-issued basis	17,639,289	—
Payable for fund shares redeemed	111,654	163,441
Payable upon receipt of securities loaned	31,603,683	7,860,911
Unrealized depreciation on forward foreign currency contracts	2,394,991	—
Variation margin payable on centrally cleared swaps	563,839	—
Cash received as collateral for OTC derivatives (Note 2)	500,000	—
Payable for investment management fees	1,434,903	258,427
Payable for distribution and shareholder service fees	559,922	15,881
Payable for directors/ trustees fees	17,506	2,063
Payable to directors/ trustees under the deferred compensation plan (Note 6)	382,457	47,621
Other accrued expenses and liabilities	610,967	151,656
Total liabilities	77,985,296	13,796,403
NET ASSETS	$3,523,987,984	$367,544,469
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,365,144,839	$417,441,004
Total distributable earnings (loss)	158,843,145	(49,896,535)
NET ASSETS	$3,523,987,984	$367,544,469
+ Including securities loaned at value	$30,851,705	$7,682,620
* Cost of investments in securities	$2,640,522,782	$354,848,697
** Cost of investments in affiliates	$764,119,659	$—
† Cost of short-term investments	$59,992,683	$14,370,911
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$291,355,881	$5,521,915
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	21,961,264	428,259
Net asset value and redemption price per share	$13.27	$12.89
Class I
Net assets	$1,081,428,026	$292,106,615
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	80,642,067	21,210,491
Net asset value and redemption price per share	$13.41	$13.77
Class R6
Net assets	n/a	$4,477,139
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	324,941
Net asset value and redemption price per share	n/a	$13.78
Class S
Net assets	$2,128,161,502	$65,438,800
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	159,777,307	4,903,843
Net asset value and redemption price per share	$13.32	$13.34
Class S2
Net assets	$23,042,575	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	1,736,513	n/a
Net asset value and redemption price per share	$13.27	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,363,448	$9,750,222	$89,368	$30,231,591
Dividends from affiliated underlying funds	1,150,927	—	—	—
Interest	987,518	—	1,762,010	1,814
Securities lending income, net	27,548	30,462	—	105,233
Total investment income	4,529,441	9,780,684	1,851,378	30,338,638
EXPENSES:
Investment management fees	1,017,513	1,667,987	946,550	8,426,539
Distribution and shareholder service fees:
Class ADV	—	33,036	—	1,975,469
Class S	2,974	572,667	18	529,443
Class S2	—	589	—	544
Class T	—	9,349	—	—
Transfer agent fees (Note 6):
Class ADV	—	3,638	—	162,559
Class I	148,334	35,038	367,720	328,120
Class S	1,048	126,161	10	87,132
Class S2	—	81	—	56
Class T	—	687	—	—
Shareholder reporting expense	20,020	29,615	21,396	119,660
Registration fees	49	—	—	—
Professional fees	14,014	22,750	15,032	65,524
Custody and accounting expense	66,612	32,579	20,910	114,034
Directors/ trustees fees	6,821	12,093	10,863	56,486
Licensing fee (Note 7)	12,870	—	—	—
Miscellaneous expense	10,455	19,337	10,623	86,290
Interest expense	1,092	78	650	321
Total expenses	1,301,802	2,565,685	1,393,772	11,952,177
Waived and reimbursed fees	(122,934)	(138,758)	(730,094)	(829,532)
Brokerage commission recapture	—	(22)	—	—
Net expenses	1,178,868	2,426,905	663,678	11,122,645
Net investment income	3,350,573	7,353,779	1,187,700	19,215,993
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,583,233)	(53,830,640)	151,699	46,600,297
Sale of affiliated underlying funds	(3,676,220)	—	—	—
Forward foreign currency contracts	111,348	—	—	—
Foreign currency related transactions	(14,747)	(13,745)	—	—
Futures	126,264	—	—	—
Swaps	159,431	—	—	—
Written options	1,490	—	—	—
Net realized gain (loss)	(4,875,667)	(53,844,385)	151,699	46,600,297
Net change in unrealized appreciation (depreciation) on:
Investments	(17,376,850)	(48,020,583)	—	(242,764,873)
Affiliated underlying funds	(968,877)	—	—	—
Forward foreign currency contracts	(25,420)	—	—	—
Foreign currency related transactions	(1,205)	(36,332)	—	—
Futures	633,672	—	—	—
Swaps	(46,659)	—	—	—
Net change in unrealized appreciation (depreciation)	(17,785,339)	(48,056,915)	—	(242,764,873)
Net realized and unrealized gain (loss)	(22,661,006)	(101,901,300)	151,699	(196,164,576)
Increase (decrease) in net assets resulting from operations	$(19,310,433)	$(94,547,521)	$1,339,399	$(176,948,583)
* Foreign taxes withheld	$43,937	$456,311	$—	$291,514
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$33,837	$2,518,516
Dividends from affiliated underlying funds	14,241,373	—
Interest	47,890,793	186
Securities lending income, net	146,935	10,671
Total investment income	62,312,938	2,529,373
EXPENSES:
Investment management fees	8,705,215	1,743,072
Distribution and shareholder service fees:
Class ADV	724,367	14,177
Class S	2,664,341	85,693
Class S2	44,218	—
Transfer agent fees (Note 6):
Class ADV	71,250	3,374
Class I	255,806	196,494
Class R6	—	21
Class S	525,358	40,753
Class S2	5,440	—
Shareholder reporting expense	109,200	25,480
Professional fees	71,890	18,382
Custody and accounting expense	110,080	27,300
Directors/ trustees fees	70,024	8,248
Miscellaneous expense	68,243	22,817
Interest expense	1,609	863
Total expenses	13,427,041	2,186,674
Waived and reimbursed fees	(722,047)	(233,087)
Net expenses	12,704,994	1,953,587
Net investment income	49,607,944	575,786
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,183,954	(41,069,856)
Forward foreign currency contracts	7,341,172	—
Foreign currency related transactions	(1,219,997)	—
Futures	37,763,029	—
Swaps	14,402,418	—
Written options	77,078	—
Net realized gain (loss)	79,547,654	(41,069,856)
Net change in unrealized appreciation (depreciation) on:
Investments	20,357,951	(48,981,909)
Affiliated underlying funds	(20,531,745)	—
Forward foreign currency contracts	(1,650,585)	—
Foreign currency related transactions	56,118	—
Futures	6,042,734	—
Swaps	7,783,486	—
Net change in unrealized appreciation (depreciation)	12,057,959	(48,981,909)
Net realized and unrealized gain (loss)	91,605,613	(90,051,765)
Increase (decrease) in net assets resulting from operations	$141,213,557	$(89,475,979)
* Foreign taxes withheld	$—	$5,245
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,350,573	$8,211,036	$7,353,779	$16,797,517
Net realized gain (loss)	(4,875,667)	8,827,638	(53,844,385)	(1,946,473)
Net change in unrealized appreciation (depreciation)	(17,785,339)	46,868,609	(48,056,915)	110,133,970
Increase (decrease) in net assets resulting from operations	(19,310,433)	63,907,283	(94,547,521)	124,985,014
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(110,495)	(1,142,858)
Class I	(18,138,058)	(23,387,273)	(1,233,270)	(10,887,339)
Class S	(126,078)	(177,792)	(4,130,649)	(30,582,123)
Class S2	—	—	(2,561)	(22,028)
Class T	—	—	(18,813)	(2,178,172)
Total distributions	(18,264,136)	(23,565,065)	(5,495,788)	(44,812,520)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,532,804	5,604,962	8,370,107	35,321,065
Proceeds from shares issued in merger (Note 17)	—	—	—	120,666,328
Reinvestment of distributions	18,264,136	23,565,065	5,495,788	44,812,520
	21,796,940	29,170,027	13,865,895	200,799,913
Cost of shares redeemed	(19,234,741)	(46,279,105)	(51,624,336)	(125,172,096)
Net increase (decrease) in net assets resulting from capital share transactions	2,562,199	(17,109,078)	(37,758,441)	75,627,817
Net increase (decrease) in net assets	(35,012,370)	23,233,140	(137,801,750)	155,800,311
NET ASSETS:
Beginning of year or period	373,713,760	350,480,620	710,970,452	555,170,141
End of year or period	$338,701,390	$373,713,760	$573,168,702	$710,970,452
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$1,187,700	$8,609,780	$19,215,993	$44,915,132
Net realized gain	151,699	336,785	46,600,297	259,507,222
Net change in unrealized appreciation (depreciation)	—	—	(242,764,873)	467,354,641
Increase (decrease) in net assets resulting from operations	1,339,399	8,946,565	(176,948,583)	771,776,995
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(15,563,045)	(98,849,016)
Class I	(1,343,488)	(8,951,042)	(30,864,749)	(200,436,132)
Class S	(6)	—	(8,339,502)	(54,032,226)
Class S2	—	—	(5,557)	(36,281)
Total distributions	(1,343,494)	(8,951,042)	(54,772,853)	(353,353,655)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	191,881,146	85,202,977	8,081,002	7,667,948
Reinvestment of distributions	1,343,494	8,951,042	54,746,011	353,133,065
	193,224,640	94,154,019	62,827,013	360,801,013
Cost of shares redeemed	(65,224,654)	(88,069,498)	(199,580,810)	(483,242,750)
Net increase (decrease) in net assets resulting from capital share transactions	127,999,986	6,084,521	(136,753,797)	(122,441,737)
Net increase (decrease) in net assets	127,995,891	6,080,044	(368,475,233)	295,981,603
NET ASSETS:
Beginning of year or period	469,271,357	463,191,313	3,175,320,859	2,879,339,256
End of year or period	$597,267,248	$469,271,357	$2,806,845,626	$3,175,320,859
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$49,607,944	$113,302,014	$575,786	$2,134,465
Net realized gain (loss)	79,547,654	65,999,684	(41,069,856)	7,924,479
Net change in unrealized appreciation (depreciation)	12,057,959	146,567,084	(48,981,909)	117,688,693
Increase (decrease) in net assets resulting from operations	141,213,557	325,868,782	(89,475,979)	127,747,637
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(4,316,752)	(8,383,955)	(115,866)	(1,001,250)
Class I	(18,081,423)	(35,371,437)	(7,399,514)	(60,093,482)
Class R6	—	—	(113,124)	(889,586)
Class S	(34,421,125)	(73,267,399)	(1,519,485)	(12,637,157)
Class S2	(340,435)	(651,433)	—	—
Total distributions	(57,159,735)	(117,674,224)	(9,147,989)	(74,621,475)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	132,646,987	144,881,394	23,675,809	27,464,775
Reinvestment of distributions	57,155,636	117,666,869	9,147,989	74,621,475
	189,802,623	262,548,263	32,823,798	102,086,250
Cost of shares redeemed	(284,947,641)	(464,637,605)	(93,459,832)	(156,108,012)
Net decrease in net assets resulting from capital share transactions	(95,145,018)	(202,089,342)	(60,636,034)	(54,021,762)
Net increase (decrease) in net assets	(11,091,196)	6,105,216	(159,260,002)	(895,600)
NET ASSETS:
Beginning of year or period	3,535,079,180	3,528,973,964	526,804,471	527,700,071
End of year or period	$3,523,987,984	$3,535,079,180	$367,544,469	$526,804,471
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-20+	15.71	0.14	(0.99)	(0.85)	0.36	0.43	—	0.79	—	14.07	(5.08)	0.76	0.69	0.69	1.97	336,224	61
12-31-19	14.10	0.33•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
Class S
06-30-20+	15.62	0.12•	(0.98)	(0.86)	0.32	0.43	—	0.75	—	14.01	(5.19)	1.01	0.94	0.94	1.74	2,477	61
12-31-19	14.02	0.29•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-20+	10.83	0.10•	(1.58)	(1.48)	0.08	—	—	0.08	—	9.27	(13.54)	1.15	1.10	1.10	2.14	12,671	31
12-31-19	9.63	0.25	1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(b)	1.11	1.11	1.11	2.26	23,880	83
Class I
06-30-20+	10.82	0.13•	(1.60)	(1.47)	0.09	—	—	0.09	—	9.26	(13.41)	0.65	0.60	0.60	2.64	121,856	31
12-31-19	9.62	0.30	1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(b)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-20+	10.87	0.11•	(1.59)	(1.48)	0.09	—	—	0.09	—	9.30	(13.52)	0.90	0.85	0.85	2.39	435,970	31
12-31-19	9.66	0.27	1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(b)	0.86	0.86	0.86	2.38	558,519	83
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio (continued)
Class S2
06-30-20+	10.73	0.11•	(1.58)	(1.47)	0.08	—	—	0.08	—	9.18	(13.54)	1.05	1.00	1.00	2.25	291	31
12-31-19	9.54	0.26•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.11	1.01	1.01	1.86	288	83
Class T
06-30-20+	10.85	0.10•	(1.59)	(1.49)	0.08	—	—	0.08	—	9.28	(13.65)	1.40	1.20	1.20	2.00	2,380	31
12-31-19	9.59	0.26•	1.69	1.95	0.17	0.52	—	0.69	—	10.85	21.05	1.35	1.20	1.20	2.56	3,232	63
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-20+	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.28	0.52	0.25	0.25	0.44	597,222	—
12-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.96	0.39	0.34	0.34	1.86	469,271	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
12-31-15	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
Class S
04-27-20 - 06-30-20+(5)	1.00	(0.00)*	1.00	1.00	—	0.00*	—	0.00*	—	1.00	0.03	0.77	0.25	0.25	(0.09)	45	—
Voya Growth and Income Portfolio
Class ADV
06-30-20+	27.93	0.14•	(1.74)	(1.60)	0.00*	0.51	—	0.51	—	25.82	(5.56)	1.17	1.07	1.07	1.08	788,034	56
12-31-19	24.42	0.35	6.42	6.77	0.35	2.91	—	3.26	—	27.93	28.29	1.13	1.03	1.03	1.17	896,424	69
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
Class I
06-30-20+	28.44	0.20•	(1.77)	(1.57)	0.00*	0.51	—	0.51	—	26.36	(5.36)	0.67	0.62	0.62	1.53	1,595,881	56
12-31-19	24.81	0.48	6.54	7.02	0.48	2.91	—	3.39	—	28.44	28.88	0.63	0.58	0.58	1.62	1,798,927	69
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S
06-30-20+	27.96	0.16•	(1.75)	(1.59)	0.00*	0.51	—	0.51	—	25.86	(5.52)	0.92	0.87	0.87	1.28	422,646	56
12-31-19	24.44	0.41	6.42	6.83	0.40	2.91	—	3.31	—	27.96	28.55	0.88	0.83	0.83	1.37	479,676	69
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
Class S2
06-30-20+	27.59	0.14•	(1.72)	(1.58)	0.00*	0.51	—	0.51	—	25.50	(5.56)	1.07	1.02	1.02	1.14	284	56
12-31-19	24.13	0.47	6.22	6.69	0.32	2.91	—	3.23	—	27.59	28.33	1.03	0.98	0.98	1.23	294	69
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
Voya Intermediate Bond Portfolio
Class ADV
06-30-20+	12.94	0.16•	0.36	0.52	0.19	—	—	0.19	—	13.27	4.07	1.07	1.03	1.03	2.54	291,356	51
12-31-19	12.20	0.37	0.76	1.13	0.37	0.02	—	0.39	—	12.94	9.29	1.03	1.03	1.03	2.88	291,207	149
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
Class I
06-30-20+	13.08	0.20•	0.36	0.56	0.23	—	—	0.23	—	13.41	4.30	0.57	0.53	0.53	3.04	1,081,428	51
12-31-19	12.33	0.44	0.77	1.21	0.44	0.02	—	0.46	—	13.08	9.85	0.53	0.53	0.53	3.38	1,023,645	149
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
Class S
06-30-20+	12.99	0.18•	0.36	0.54	0.21	—	—	0.21	—	13.32	4.19	0.82	0.78	0.78	2.79	2,128,162	51
12-31-19	12.25	0.40	0.76	1.16	0.40	0.02	—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
Class S2
06-30-20+	12.94	0.17•	0.36	0.53	0.20	—	—	0.20	—	13.27	4.12	0.97	0.93	0.93	2.64	23,043	51
12-31-19	12.20	0.38	0.76	1.14	0.38	0.02	—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-20+	15.91	(0.01)•	(2.73)	(2.74)	0.01	0.27	—	0.28	—	12.89	(17.04)	1.52	1.40	1.40	(0.17)	5,522	63
12-31-19	14.86	(0.01)	3.55	3.54	0.00*	2.49	—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
Class I
06-30-20+	17.04	0.02	(2.93)	(2.91)	0.09	0.27	—	0.36	—	13.77	(16.83)	1.02	0.90	0.90	0.33	292,107	63
12-31-19	15.75	0.07•	3.78	3.85	0.07	2.49	—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
Class R6
06-30-20+	17.04	0.03	(2.93)	(2.90)	0.09	0.27	—	0.36	—	13.78	(16.77)	0.90	0.90	0.90	0.35	4,477	63
12-31-19	15.75	0.09•	3.76	3.85	0.07	2.49	—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
11-24-15(5) - 12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-20+	16.48	0.01	(2.83)	(2.82)	0.05	0.27	—	0.32	—	13.34	(16.92)	1.27	1.15	1.15	0.09	65,439	63
12-31-19	15.30	0.03	3.66	3.69	0.02	2.49	—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global High Dividend Low Volatility Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

(b)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for Voya Global High Dividend Low Volatility Portfolio would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has fourteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus. Prior to May 1, 2020, Global High Dividend Low Volatility was known as “Voya Global Equity Portfolio.”
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date.
Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2020, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $18,246 and $1,076,690, respectively, which represents the gross payments to be received by the Portfolios on OTC purchased options and open forward foreign currency contracts were they to be unwound as of June 30, 2020. At June 30, 2020, Intermediate Bond received $500,000 in cash collateral from certain counterparties for open OTC derivatives. Balanced did not receive any cash collateral at June 30, 2020.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2020, Balanced and Intermediate Bond had a liability position of  $36,538 and $2,394,991, respectively, on open forward foreign currency contracts. If a contingent feature would have been triggered as of June 30, 2020, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2020, Intermediate Bond pledged $2,420,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not pledge any cash collateral at June 30, 2020.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2020, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$129,500	$1,064,887
Intermediate Bond	5,986,360	66,547,479
The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2020.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2020, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$35,844,764	$19,122,780
Intermediate Bond	715,477,735	250,695,652
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2020.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2020, Balanced and Intermediate Bond had average notional values of $1,663,570 and $94,339,227, respectively, on purchased foreign currency options to manage their foreign exchange exposure. Please refer to the tables within each respective Portfolio of Investments for open purchased foreign currency options at June 30, 2020.
During the period ended June 30, 2020, Balanced and Intermediate Bond had average notional values of $924,120 and $53,286,202, respectively, on written foreign currency options to generate income. The Portfolios did not have any open written foreign currency options at June 30, 2020.
During the period ended June 30, 2020, Balanced and Intermediate Bond had purchased options on exchange-traded funds with an average notional value of  $900,382 and $71,371,427 to gain exposure to certain market sectors. Please refer to the tables following the Portfolio of Investments for open purchased options on exchange-traded funds at June 30, 2020.
During the period ended June 30, 2020, Balanced and Intermediate Bond had average notional values of $4,101,000 and $235,427,000, respectively, on purchased forward premium swaptions to manage duration and yield curve exposures. The Portfolios did not have any open purchased forward premium swaptions at June 30, 2020.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2020.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of
Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/
performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2020, Balanced and Intermediate Bond had bought and sold credit protection (Balanced only) on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2020, Balanced had an average notional amount of  $2,172,229 on credit default swaps to buy protection and an average notional amount of $483,120 on credit default swaps to sell protection. For the period ended June 30, 2020, Intermediate Bond had an average notional amount of  $179,331,208 on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy at June 30, 2020. Balanced did not have any open credit default swaps to buy protection at June 30, 2020. The Portfolios did not have any open credit default swaps to sell protection at June 30, 2020.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2020, Balanced had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $1,759,000.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2020, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $1,478,667 and $48,229,000, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table within each respective Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2020.
At June 30, 2020, Balanced and Intermediate Bond had pledged $242,000 and $7,716,000, respectively, in cash collateral for open centrally cleared swaps.
Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.
During the period ended June 30, 2020, Balanced and Intermediate Bond had average notional amounts of $5,500 and $336,000, respectively, on foreign currency volatility swaps (receiver). The Portfolios did not have any open volatility swaps at June 30, 2020.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$152,832,391	$149,872,161
Global High Dividend Low Volatility	185,649,291	222,384,124
Growth and Income	1,584,364,556	1,759,423,255
Intermediate Bond	525,859,080	417,969,962
Small Company	259,721,935	329,129,747
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$48,627,046	$52,325,777
Intermediate Bond	1,242,796,233	1,399,445,688
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global High Dividend Low Volatility, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global High Dividend Low Volatility’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global High Dividend Low Volatility, so that the actual fee paid by Class T shares of Global High Dividend Low Volatility is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global High Dividend Low Volatility are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global High Dividend Low Volatility. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, $608,388 per ledger within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2020, the Distributor waived $7 per ledger of class specific distribution fees for Class S and the Investment Adviser waived $608,376 of management fees to assist the Portfolio in maintaining a net yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2020, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	June 30,
	2021	2022	2023	Total
Government Money Market	$—	$—	$608,376	$608,376

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	9.02%
	Intermediate Bond	11.16
	Small Company	15.42
Voya Retirement Insurance and Annuity Company	Balanced	87.73
	Global High Dividend Low Volatility	19.60
	Government Money Market	88.68
	Growth and Income	52.70
	Intermediate Bond	26.29
	Small Company	60.46
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Effective January 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced	$149,111
Global High Dividend Low Volatility	165,014
Government Money Market	367,360
Growth and Income	573,740
Intermediate Bond	855,132
Small Company	240,090
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company(1)	1.40%	0.90%	0.90%	1.15%	N/A	N/A

(1)
Prior to January 1, 2020, the expense limits were 1.43%, 0.93%, 0.93%, and 1.18% for Class ADV, Class I, Class R6 and Class S, respectively.

Pursuant to a side letter agreement through May 1, 2021, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as below:
	June 30,
	2021	2022	2023	Total
Balanced	$—	$—	$122,934	$122,934
Intermediate Bond	—	900	722,047	722,947
In addition to the above waived and /or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2020, are as follows:
	June 30,
	2021	2022	2023	Total
Small Company
Class ADV	$—	$—	$3,281	$3,281
Class I	—	—	190,129	190,129
Class S	—	—	39,677	39,677
The Expense Limitation Agreements are contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2020:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	10	$779,200	1.05%
Global High Dividend Low Volatility	4	636,750	1.12
Growth and Income	2	2,814,500	2.09
Intermediate Bond	2	5,732,500	2.11
Small Company	9	1,662,444	2.11

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2020	236,792	—	1,372,016	(1,339,951)	268,857	3,358,998	—	18,138,058	(19,131,995)	2,365,061
12/31/2019	351,587	—	1,642,365	(3,035,576)	(1,041,624)	5,333,224	—	23,387,273	(45,351,053)	(16,630,556)
Class S
6/30/2020	13,313	—	9,573	(6,836)	16,050	173,806	—	126,078	(102,746)	197,138
12/31/2019	18,032	—	12,538	(61,920)	(31,350)	271,738	—	177,792	(928,052)	(478,522)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Global High Dividend Low Volatility
Class ADV
6/30/2020	33,030	—	13,934	(125,406)	(78,442)	297,610	—	110,495	(1,186,537)	(778,432)
12/31/2019	21,425	634	113,136	(270,243)	(135,048)	225,545	6,255	1,142,858	(2,797,995)	(1,423,337)
Class I
6/30/2020	277,107	—	155,716	(1,087,129)	(654,306)	2,521,415	—	1,233,270	(10,250,109)	(6,495,424)
12/31/2019	203,757	423,746	1,075,357	(1,659,519)	43,341	2,112,427	4,181,994	10,887,339	(17,217,879)	(36,119)
Class S
6/30/2020	601,798	—	518,926	(4,139,054)	(3,018,330)	5,342,936	—	4,130,649	(39,532,272)	(30,058,687)
12/31/2019	3,166,638	11,756,148	3,008,997	(6,879,858)	11,051,925	31,546,713	116,478,079	30,582,123	(71,776,716)	106,830,199
Class S2
6/30/2020	2,564	—	326	(2,166)	724	23,376	—	2,561	(20,874)	5,063
12/31/2019	3,476	—	2,199	(3,322)	2,353	35,649	—	22,028	(34,559)	23,118
Class T
6/30/2020	20,534	—	2,369	(64,297)	(41,394)	184,770	—	18,813	(634,544)	(430,961)
12/31/2019	135,758	—	217,134	(3,372,958)	(3,020,066)	1,400,731	—	2,178,172	(33,344,947)	(29,766,044)
Government Money Market
Class I
6/30/2020	191,836,147	—	1,343,489	(65,224,598)	127,955,038	191,836,148	—	1,343,488	(65,224,598)	127,955,038
12/31/2019	85,202,979	—	8,951,041	(88,069,498)	6,084,522	85,202,977	—	8,951,042	(88,069,498)	6,084,521
Class S
6/30/2020	44,904	—	6	(56)	44,854	44,998	—	6	(56)	44,948
12/31/2019	—	—	—	—	—	—	—	—	—	—
Growth and Income
Class ADV
6/30/2020	187,974	—	653,635	(2,408,644)	(1,567,035)	4,322,519	—	15,563,045	(61,628,601)	(41,743,037)
12/31/2019	53,190	—	3,607,663	(5,347,857)	(1,687,004)	1,450,453	—	98,849,015	(148,158,336)	(47,858,868)
Class I
6/30/2020	83,840	—	1,269,572	(4,053,420)	(2,700,008)	2,161,954	—	30,837,908	(106,220,213)	(73,220,351)
12/31/2019	161,995	—	7,170,224	(8,663,056)	(1,330,837)	4,600,380	—	200,215,543	(242,375,120)	(37,559,197)
Class S
6/30/2020	66,175	—	349,665	(1,233,025)	(817,185)	1,576,118	—	8,339,501	(31,717,826)	(21,802,207)
12/31/2019	58,840	—	1,969,256	(3,348,004)	(1,319,908)	1,596,551	—	54,032,225	(92,475,107)	(36,846,331)
Class S2
6/30/2020	757	—	237	(503)	491	20,411	—	5,557	(14,170)	11,798
12/31/2019	767	—	1,344	(8,337)	(6,226)	20,564	—	36,282	(234,187)	(177,341)
Intermediate Bond
Class ADV
6/30/2020	1,678,372	—	330,386	(2,556,432)	(547,674)	22,157,580	—	4,316,752	(32,350,984)	(5,876,652)
12/31/2019	1,892,902	—	656,004	(1,774,527)	774,379	24,162,338	—	8,383,955	(22,547,484)	9,998,809
Class I
6/30/2020	6,117,018	—	1,368,567	(5,119,849)	2,365,736	80,399,660	—	18,077,324	(66,470,631)	32,006,353
12/31/2019	5,649,168	—	2,738,213	(10,104,842)	(1,717,461)	72,678,565	—	35,364,083	(129,263,245)	(21,220,597)
Class S
6/30/2020	1,960,159	—	2,623,205	(14,091,380)	(9,508,016)	25,838,300	—	34,421,125	(182,654,060)	(122,394,635)
12/31/2019	3,411,206	—	5,713,372	(23,924,489)	(14,799,911)	43,821,723	—	73,267,398	(306,088,309)	(188,999,188)
Class S2
6/30/2020	328,183	—	26,045	(271,589)	82,639	4,251,447	—	340,435	(3,471,966)	1,119,916
12/31/2019	329,802	—	51,005	(532,795)	(151,988)	4,218,768	—	651,433	(6,738,567)	(1,868,366)
Small Company
Class ADV
6/30/2020	34,047	—	10,173	(70,244)	(26,024)	445,409	—	115,866	(973,923)	(412,648)
12/31/2019	60,519	—	69,580	(102,697)	27,402	932,918	—	1,001,250	(1,592,828)	341,340
Class I
6/30/2020	1,723,536	—	608,513	(6,235,561)	(3,903,512)	21,427,459	—	7,399,514	(84,318,988)	(55,492,015)
12/31/2019	1,363,664	—	3,912,336	(7,789,581)	(2,513,581)	22,932,371	—	60,093,482	(135,241,464)	(52,215,611)
Class R6
6/30/2020	34,476	—	9,295	(51,204)	(7,433)	471,248	—	113,124	(729,137)	(144,765)
12/31/2019	35,249	—	57,878	(148,954)	(55,827)	599,447	—	889,586	(2,490,506)	(1,001,473)
Class S
6/30/2020	105,653	—	128,879	(550,321)	(315,789)	1,331,693	—	1,519,485	(7,437,784)	(4,586,606)
12/31/2019	173,730	—	848,701	(1,047,423)	(24,992)	3,000,039	—	12,637,157	(16,783,214)	(1,146,018)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2020:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$807,177	$(807,177)	$—
BNP Paribas Prime Brokerage Intl Ltd	47,781	(47,781)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc.	101,223	(101,223)	—
Citadel Securities LLC	8,076	(8,076)	—
Citigroup Global Markets Inc.	143,863	(143,863)	—
Citigroup Global Markets Limited	19,265	(19,265)	—
Cowen Excecution Services LLC	106,968	(106,968)	—
Deutsche Bank Securities Inc.	572,630	(572,630)	—
HSBC Bank PLC	40,799	(40,799)	—
Industrial And Commercial Bank Of China	30,446	(30,446)	—
J.P. Morgan Securities LLC	19,561	(19,561)	—
Janney Montgomery Scott LLC	24,483	(24,483)	—
Morgan Stanley & Co. LLC	213,886	(213,886)	—
National Bank of Canada Financial Inc.	407,581	(407,581)	—
National Financial Services LLC	114,760	(114,760)	—
Natixis Securities America LLC	23,277	(23,277)	—
NBC Global Finance Limited	43,444	(43,444)	—
RBC Capital Markets, LLC	5,485,674	(5,485,674)	—
Scotia Capital (USA) INC	62,469	(62,469)	—
Wells Fargo Securities LLC	19,694	(19,694)	—
Total	$8,293,057	$(8,293,057)	$—

(1)
Cash collateral with a fair value of  $8,514,892 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$5,655	$(5,655)	$—
Citadel Clearing LLC	106,371	(106,371)	—
Goldman Sachs & Co. LLC	5,340,472	(5,340,472)	—
Jefferies LLC	2,821,071	(2,821,071)	—
Merrill Lynch International	477,323	(477,323)	—
Morgan Stanley & Co. LLC	34,929	(34,929)	—
Nomura Securities International, Inc.	30,160	(30,160)	—
Total	$8,815,981	$(8,815,981)	$—

(1)
Cash collateral with a fair value of  $12,529,134 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$4,855,562	$(4,855,562)	$—
Barclays Capital Inc.	6,765,971	(6,765,971)	—
BNP Paribas Prime Brokerage Intl Ltd	1,366,450	(1,366,450)	—
BofA Securities Inc.	3,082,479	(3,082,479)	—
Citadel Clearing LLC	10,196,521	(10,196,521)	—
Goldman Sachs & Co. LLC	15,242,680	(15,242,680)	—
J.P. Morgan Securities LLC	20,599,411	(20,599,411)	—
Morgan Stanley & Co. LLC	11,875,429	(11,875,429)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Growth and Income (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Capital Markets, LLC	3,083,328	(3,083,328)	—
Scotia Capital (USA) Inc.	1,575,731	(1,575,731)	—
UBS Securities LLC	2,868,369	(2,868,369)	—
Wells Fargo Bank NA	2,935,740	(2,935,740)	—
Wells Fargo Securities LLC	1,729	(1,729)	—
Total	$84,449,400	$(84,449,400)	$—

(1)
Cash collateral with a fair value of  $86,514,173 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,261,224	$(1,261,224)	$—
BNP Paribas	1,761,810	(1,761,810)	—
BofA Securities Inc.	2,093,165	(2,093,165)	—
CIBC World Markets Inc.	268,897	(268,897)	—
Citadel Clearing LLC	2,365,973	(2,365,973)	—
Citigroup Global Markets Inc.	824	(824)	—
Daiwa Capital Markets America Inc.	703,177	(703,177)	—
HSBC Securities (USA) Inc.	457,054	(457,054)	—
J.P. Morgan Securities LLC	4,243,752	(4,243,752)	—
Morgan Stanley & Co. LLC	3,110,505	(3,110,505)	—
MUFG Securities Americas Inc.	909,265	(909,265)	—
National Bank Financial Inc.	520,786	(520,786)	—
National Financial Services LLC	1,835,599	(1,835,599)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Nomura Securities International, Inc.	182,457	(182,457)	—
RBC Capital Markets, LLC	584,788	(584,788)	—
Scotia Capital (USA) Inc.	1,039,492	(1,039,492)	—
SunTrust Robinson Humphrey, Inc.	181,528	(181,528)	—
TD Prime Services LLC	371,073	(371,073)	—
Wells Fargo Securities LLC	8,960,336	(8,960,336)	—
Total	$30,851,705	$(30,851,705)	$—

(1)
Cash collateral with a fair value of  $31,603,683 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc.	$904,919	$(904,919)	$—
Citigroup Global Markets Inc.	425,677	(425,677)	—
Goldman Sachs & Co. LLC	272,955	(272,955)	—
J.P. Morgan Securities LLC	1,475,306	(1,475,306)	—
National Bank of Canada Financial Inc.	484,277	(484,277)	—
National Financial Services LLC	3,777,066	(3,777,066)	—
Nomura Securities International, Inc.	253,345	(253,345)	—
Scotia Capital (USA) Inc.	89,075	(89,075)	—
Total	$7,682,620	$(7,682,620)	$—

(1)
Cash collateral with a fair value of  $7,860,911 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, capital loss carryforwards and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$8,811,831	$14,753,234	$17,574,924	$20,934,183
Global High Dividend Low Volatility	16,108,952	28,703,568	28,894,555	530,377
Government Money Market	8,951,042	—	6,730,308	—
Growth and Income	44,737,928	308,615,727	110,032,441	242,540,234

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Intermediate Bond	117,674,224	—	129,984,350	—
Small Company	17,627,644	56,993,831	17,759,580	83,521,566
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
						Amount	Character	Expiration
Balanced	$13,585,655	$4,674,095	$—	$—	$28,750,802	$—	—	—
Global High Dividend Low Volatility	1,124,720	—	—	—	55,543,468	(8,634,135)	Short-term	None
						(10,636,386)	Long-term	None
						$(19,270,521)
Government Money Market	7,713	—	—	—	—	—	—	—
Growth and Income	—	54,759,408	—	—	700,529,616	—	—	—
Intermediate Bond	7,559,918	—	(4,508,482)	(7,280,052)	79,255,948	—	—	—
Small Company	4,340,819	4,804,582	—	—	39,615,646	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 14 — LIQUIDITY (continued)

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (‘‘ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — REORGANIZATION
On August 23, 2019, Global High Dividend Low Volatility (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of VY® Templeton Global Growth Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 30, 2019. For financial reporting purposes, assets received

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 17 — REORGANIZATION (continued)

and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2019, are as follows (Unaudited):
Net investment income	$19,504,276
Net realized and unrealized loss on investments	$105,448,232
Net decrease in net assets resulting from operations	$124,952,508
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 23, 2019. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$120,666	$556,430	$17,820	$(1,879)	0.7298
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $677,095,962.
NOTE 18 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2020, the following Portfolios declared dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Government Money Market
All Classes	STCG	$0.0000*	August 3, 2020	July 30, 2020
Intermediate Bond
Class ADV	NII	$0.0335	August 3, 2020	Daily
Class I	NII	$0.0395	August 3, 2020	Daily
Class S	NII	$0.0364	August 3, 2020	Daily
Class S2	NII	$0.0346	August 3, 2020	Daily

NII – Net investment income
STCG – Short-term capital gain
*
Amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)

Common Stock	39.2%
Exchange-Traded Funds	26.7%
Mutual Funds	14.7%
Corporate Bonds/Notes	6.4%
Collateralized Mortgage Obligations	4.4%
Asset-Backed Securities	2.7%
U.S. Government Agency Obligations	1.5%
Commercial Mortgage-Backed Securities	1.3%
U.S. Treasury Obligations	1.3%
Sovereign Bonds	0.2%
Preferred Stock	0.0%
Rights	0.0%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 39.2%
	Communication Services: 3.4%
2,103 (1)	Alphabet, Inc. – Class A	$2,982,159	0.9
33,534	AT&T, Inc.	1,013,733	0.3
20,106	Comcast Corp. − Class A	783,732	0.2
10,310 (1)	Facebook, Inc. – Class A	2,341,091	0.7
1,425 (1)	NetFlix, Inc.	648,432	0.2
14,592	Verizon Communications, Inc.	804,457	0.2
386,478 (2)(3)	Other Securities	2,916,944	0.9
		11,490,548	3.4
	Consumer Discretionary: 4.1%
1,413 (1)	Amazon.com, Inc.	3,898,213	1.1
945 (4)	Evolution Gaming Group AB	56,129	0.0
3,928	Home Depot, Inc.	984,003	0.3
458,926 (2)(3)	Other Securities	8,989,524	2.7
		13,927,869	4.1
	Consumer Staples: 3.0%
7,090	PepsiCo, Inc.	937,723	0.3
10,514	Philip Morris International, Inc.	736,611	0.2
6,248	Procter & Gamble Co.	747,073	0.2
150,000 (4)	WH Group Ltd.	129,629	0.1
169,783 (2)(3)	Other Securities	7,478,501	2.2
		10,029,537	3.0
	Energy: 1.0%
185,363 (2)(3)	Other Securities	3,524,559	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 4.7%
5,186 (4)	ABN AMRO Bank NV	$44,629	0.0
41,060	Bank of America Corp.	975,175	0.3
4,393 (1)	Berkshire Hathaway, Inc. – Class B	784,194	0.2
12,352	Citigroup, Inc.	631,187	0.2
12,059	JPMorgan Chase & Co.	1,134,270	0.3
2,429	S&P Global, Inc.	800,307	0.3
839,878 (2)(3)	Other Securities	11,566,009	3.4
		15,935,771	4.7
	Health Care: 5.7%
6,038	AbbVie, Inc.	592,811	0.2
3,274	Amgen, Inc.	772,205	0.2
2,278	Cigna Corp.	427,467	0.1
5,308	Johnson & Johnson	746,464	0.2
8,981	Medtronic PLC	823,558	0.3
10,301	Merck & Co., Inc.	796,576	0.2
2,009	Roche Holding AG	696,017	0.2
4,365	UnitedHealth Group, Inc.	1,287,457	0.4
178,269 (3)	Other Securities	13,056,302	3.9
		19,198,857	5.7
	Industrials: 4.2%
5,731	Honeywell International, Inc.	828,645	0.2
387,112 (2)(3)	Other Securities	13,367,862	4.0
		14,196,507	4.2
	Information Technology: 8.9%
2,126 (1)	Adobe, Inc.	925,469	0.3
14 (1)(4)	Adyen NV	20,377	0.0
12,853	Apple, Inc.	4,688,774	1.4
8,063 (1)	Cadence Design Systems, Inc.	773,725	0.2
21,441	Cisco Systems, Inc.	1,000,008	0.3
13,367	Intel Corp.	799,748	0.3
2,269	Intuit, Inc.	672,055	0.2
24,921	Microsoft Corp.	5,071,673	1.5
1,960	Nvidia Corp.	744,624	0.2
5,824 (1)	PayPal Holdings, Inc.	1,014,716	0.3
7,275	Qualcomm, Inc.	663,553	0.2
228,458 (2)(3)	Other Securities	13,637,252	4.0
		30,011,974	8.9
	Materials: 1.5%
169,182 (2)(3)	Other Securities	5,030,626	1.5

	Real Estate: 1.4%
243,684 (3)	Other Securities	4,886,638	1.4

	Utilities: 1.3%
216,946	Other Securities	4,523,452	1.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
	Total Common Stock (Cost $123,592,307)	$132,756,338	39.2
EXCHANGE-TRADED FUNDS: 26.7%
38,587 (5)	iShares 20+ Year Treasury Bond ETF	6,325,567	1.9
279,609	iShares Core MSCI Emerging Markets ETF	13,309,388	3.9
592	iShares Core S&P Mid-Cap ETF	105,270	0.0
2,641	iShares MSCI EAFE ETF	160,758	0.1
187,012 (5)	SPDR S&P 500 ETF Trust	57,667,020	17.0
128,154 (5)	Vanguard Value ETF	12,762,857	3.8
	Total Exchange-Traded Funds (Cost $88,304,662)	90,330,860	26.7
MUTUAL FUNDS: 14.7%
	Affiliated Investment Companies: 14.7%
121,977	Voya Emerging Markets Local Currency Debt Fund - Class P	813,584	0.2
3,811,801	Voya High Yield Bond Fund – Class P	28,474,156	8.4
405,247	Voya Short Term Bond Fund – Class R6	4,007,897	1.2
1,732,125	Voya Strategic Income Opportunities Fund – Class P	16,663,041	4.9
	Total Mutual Funds (Cost $50,576,028)	49,958,678	14.7
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
229 (3)	Other Securities	34,808	0.0
	Total Preferred Stock (Cost $35,291)	34,808	0.0
RIGHTS: 0.0%
	: 0.0%
27,732 (3)	Other Securities	11,360	0.0

	Health Care: 0.0%
3,266 (3)	Other Securities	11,692	0.0
	Total Rights (Cost $20,122)	23,052	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.4%
	Basic Materials: 0.1%
10,000 (4)	Anglo American Capital PLC, 3.625%, 09/11/2024	10,505	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
12,000 (4)	Anglo American Capital PLC, 5.625%, 04/01/2030	$14,520	0.0
30,000 (4)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	31,947	0.0
35,000 (4)	Georgia-Pacific LLC, 2.300%, 04/30/2030	36,510	0.0
13,000 (4)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	13,909	0.0
10,000 (4)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	11,204	0.0
229,000	Other Securities	246,992	0.1
		365,587	0.1
	Communications: 0.6%
220,000	AT&T, Inc., 2.750%-4.550%, 06/01/2031-03/09/2049	251,411	0.1
120,000 (4)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	120,316	0.1
200,000 (4)	Tencent Holdings Ltd., 2.985%, 01/19/2023	207,843	0.1
18,000 (4)	T-Mobile USA, Inc., 2.050%, 02/15/2028	18,054	0.0
13,000 (4)	T-Mobile USA, Inc., 2.550%, 02/15/2031	13,078	0.0
79,000 (4)	T-Mobile USA, Inc., 3.875%, 04/15/2030	88,199	0.0
85,000	Verizon Communications, Inc., 4.000%-4.812%, 03/15/2039-03/22/2050	110,968	0.0
942,000 (2)	Other Securities	1,065,392	0.3
		1,875,261	0.6
	Consumer, Cyclical: 0.2%
23,000 (4)	Advance Auto Parts, Inc., 3.900%, 04/15/2030	24,649	0.0
31,000 (4)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	31,388	0.0
90,000 (4)	BMW US Capital LLC, 3.450%, 04/12/2023	95,406	0.0
33,000 (4)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	33,762	0.0
554,873	Other Securities	564,783	0.2
		749,988	0.2
	Consumer, Non-cyclical: 0.9%
43,000 (4)	AbbVie, Inc., 2.600%, 11/21/2024	45,818	0.0
24,000 (4)	AbbVie, Inc., 2.950%, 11/21/2026	26,284	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
21,000 (4)	AbbVie, Inc., 3.200%, 11/21/2029	$23,448	0.0
24,000 (4)	AbbVie, Inc., 4.050%, 11/21/2039	27,873	0.0
30,000 (4)	AbbVie, Inc., 4.625%, 10/01/2042	36,850	0.0
146,000	AbbVie, Inc., 2.900%-4.500%, 11/06/2022-05/14/2036	169,789	0.1
19,000 (4)	Alcon Finance Corp., 2.600%, 05/27/2030	19,553	0.0
22,000	Amgen, Inc., 2.300%, 02/25/2031	23,070	0.0
50,000 (4)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	56,918	0.0
30,000 (4)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	38,417	0.0
48,000 (4)	Cargill, Inc., 3.875%, 05/23/2049	56,869	0.0
176,000	Cigna Corp., 3.200%-4.900%, 09/17/2020-12/15/2048	195,382	0.1
18,000 (4)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	18,348	0.0
8,000 (4)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	8,189	0.0
42,000 (4)	Mars, Inc., 4.125%, 04/01/2054	53,469	0.0
48,000	Philip Morris International, Inc., 2.100%-4.375%, 05/01/2030-11/15/2041	53,239	0.0
20,000 (4)	Upjohn, Inc., 3.850%, 06/22/2040	21,524	0.0
20,000 (4)	Upjohn, Inc., 4.000%, 06/22/2050	21,502	0.0
1,932,000 (2)	Other Securities	2,164,279	0.7
		3,060,821	0.9
	Energy: 0.7%
30,000 (4)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	30,777	0.0
200,000 (4)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	215,700	0.1
200,000 (4)	Petroleos del Peru SA, 4.750%, 06/19/2032	222,712	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
9,000 (4)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	$9,631	0.0
1,871,000	Other Securities	1,906,117	0.5
		2,384,937	0.7
	Financial: 2.3%
200,000 (4)	ABN AMRO Bank NV, 4.750%, 07/28/2025	221,160	0.1
61,000 (4)	Athene Global Funding, 2.800%, 05/26/2023	62,260	0.0
25,000 (4)	Athene Global Funding, 2.950%, 11/12/2026	25,122	0.0
593,000 (6)	Bank of America Corp., 2.496%-5.125%, 05/17/2022-12/31/2199	659,463	0.2
80,000 (4)	Barclays Bank PLC, 10.179%, 06/12/2021	86,527	0.0
200,000 (4)(6)	BNP Paribas SA, 2.219%, 06/09/2026	204,567	0.1
206,000 (4)	BPCE SA, 5.700%, 10/22/2023	230,585	0.1
65,000 (6)	Citigroup, Inc., 1.678%-5.500%, 05/15/2024-09/13/2025	73,783	0.0
250,000 (4)(6)	Credit Suisse Group AG, 2.193%, 06/05/2026	253,419	0.1
26,000 (4)(6)	Credit Suisse Group AG, 4.194%, 04/01/2031	29,731	0.0
200,000 (4)	Danske Bank A/S, 2.800%, 03/10/2021	203,113	0.1
25,000 (4)	Equitable Financial Life Global Funding, 1.400%, 07/07/2025	25,033	0.0
34,000 (4)	Fairfax US, Inc., 4.875%, 08/13/2024	35,001	0.0
18,000 (4)	GE Capital Funding LLC, 4.400%, 05/15/2030	18,738	0.0
600,000 (6)	HSBC Holdings PLC, 2.099%-3.262%, 03/13/2023-06/04/2026	616,991	0.2
589,000 (6)	JPMorgan Chase & Co., 2.182%-5.000%, 10/29/2020-12/31/2199	604,551	0.2
21,000 (4)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	20,905	0.0
200,000 (4)	Macquarie Bank Ltd., 3.624%, 06/03/2030	209,969	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
264,000 (6)	Morgan Stanley, 2.188%-5.500%, 07/28/2021-04/22/2039	$296,020	0.1
55,000 (4)	New York Life Global Funding, 2.875%, 04/10/2024	59,355	0.0
28,000 (4)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	31,199	0.0
70,000	Royal Bank of Canada, 0.956%, (US0003M + 0.660)%, 10/05/2023	70,147	0.0
40,000 (4)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	41,994	0.0
34,000 (4)	Scentre Group Trust 1 / Scentre Group Trust 2, 4.375%, 05/28/2030	37,426	0.0
25,000 (4)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	25,827	0.0
23,000 (4)	UBS AG/London, 1.750%, 04/21/2022	23,440	0.0
271,000 (6)	Wells Fargo & Co., 2.393%-4.750%, 01/24/2024-12/07/2046	295,826	0.1
2,935,000	Other Securities	3,147,669	0.9
		7,609,821	2.3
	Industrial: 0.3%
6,000 (4)	Aviation Capital Group LLC, 4.375%, 01/30/2024	5,643	0.0
37,000 (4)	Carrier Global Corp., 2.493%, 02/15/2027	37,742	0.0
20,000 (4)	Carrier Global Corp., 2.722%, 02/15/2030	20,088	0.0
20,000 (4)	Carrier Global Corp., 3.577%, 04/05/2050	19,602	0.0
62,000 (4)	CCL Industries, Inc., 3.050%, 06/01/2030	63,560	0.0
56,000 (4)	Raytheon Technologies Corp., 3.200%, 03/15/2024	60,295	0.0
793,000	Other Securities	882,941	0.3
		1,089,871	0.3
	Technology: 0.3%
170,000	Apple, Inc., 2.650%-3.750%, 09/12/2047-05/11/2050	199,388	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
41,000 (4)	Broadcom, Inc., 4.300%, 11/15/2032	$45,369	0.0
25,000 (4)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	28,683	0.0
15,000 (4)	Infor, Inc., 1.450%, 07/15/2023	15,135	0.0
18,000 (4)	Infor, Inc., 1.750%, 07/15/2025	18,097	0.0
37,000 (4)	Microchip Technology, Inc., 2.670%, 09/01/2023	38,104	0.0
20,000 (4)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	21,565	0.0
554,000	Other Securities	616,524	0.2
		982,865	0.3
	Utilities: 1.0%
16,000 (4)	AES Corp./The, 3.950%, 07/15/2030	16,950	0.0
50,000 (4)	American Transmission Systems, Inc., 5.000%, 09/01/2044	62,183	0.1
50,000 (4)	American Transmission Systems, Inc., 5.250%, 01/15/2022	52,983	0.0
39,000 (4)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	42,771	0.0
12,000 (4)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	13,050	0.0
50,000 (4)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	57,898	0.0
50,000 (4)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	56,135	0.0
12,000 (4)	Metropolitan Edison Co., 4.000%, 04/15/2025	13,439	0.0
15,000 (4)	Narragansett Electric Co/The, 3.395%, 04/09/2030	16,912	0.0
8,000 (4)	Puget Energy, Inc., 4.100%, 06/15/2030	8,848	0.0
2,810,000 (2)(7)	Other Securities	3,053,267	0.9
		3,394,436	1.0
	Total Corporate Bonds/Notes (Cost $20,235,152)	21,513,587	6.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.4%
90,601	Alternative Loan Trust 2004-J7 MI, 1.205%, (US0001M + 1.020)%, 10/25/2034	$86,966	0.1
70,954	Alternative Loan Trust 2005-10CB 1A1, 0.685%, (US0001M + 0.500)%, 05/25/2035	56,359	0.0
57,334	Alternative Loan Trust 2005-51 3A2A, 2.794%, (12MTA + 1.290)%, 11/20/2035	51,680	0.0
115,996	Alternative Loan Trust 2005-J2 1A12, 0.585%, (US0001M + 0.400)%, 04/25/2035	94,190	0.1
109,370	Alternative Loan Trust 2006-19CB A12, 0.585%, (US0001M + 0.400)%, 08/25/2036	59,556	0.0
81,737	Alternative Loan Trust 2006-HY11 A1, 0.305%, (US0001M + 0.120)%, 06/25/2036	75,365	0.0
29,831	Alternative Loan Trust 2007-23CB A3, 0.685%, (US0001M + 0.500)%, 09/25/2037	11,893	0.0
145,805	Alternative Loan Trust 2007-2CB 2A1, 0.785%, (US0001M + 0.600)%, 03/25/2037	72,204	0.0
60,179	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.375%, (US0001M + 0.190)%, 01/25/2037	51,851	0.0
78,339 (6)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.867%, 03/25/2036	68,531	0.0
51,798 (6)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.934%, 09/25/2037	48,769	0.0
265,292 (4)(6)	COLT 2018-4 A1 Mortgage Loan Trust, 4.006%, 12/28/2048	270,383	0.1
200,000 (4)(6)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	199,173	0.1
200,000 (4)(6)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	198,684	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
633,991	Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	$685,831	0.2
398,507	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	457,635	0.1
139,292	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.185%, (US0001M + 4.000)%, 05/25/2025	141,821	0.0
197,804	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450)%, 01/25/2029	203,746	0.1
66,327	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350)%, 05/25/2029	69,194	0.0
90,837	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650)%, 09/25/2029	91,671	0.0
200,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000)%, 10/25/2029	203,056	0.1
191,352	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.035%, (US0001M + 2.850)%, 11/25/2029	189,773	0.1
250,890	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400)%, 05/28/2030	247,557	0.1
73,497	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.985%, (US0001M + 2.800)%, 02/25/2030	72,885	0.0
194,701	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.385%, (US0001M + 2.200)%, 08/25/2030	192,125	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
170,810	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550)%, 12/25/2030	$169,703	0.1
91,643	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.535%, (US0001M + 2.350)%, 01/25/2031	90,443	0.0
208,783	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000)%, 03/25/2031	202,132	0.1
137,484 (4)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300)%, 08/25/2031	136,575	0.0
200,000 (4)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.235%, (US0001M + 2.050)%, 01/25/2040	192,433	0.1
271,724	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	307,162	0.1
250,949 (6)	Fannie Mae REMIC Trust 2009-50 HZ, 5.544%, 02/25/2049	285,734	0.1
174,280	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	194,553	0.1
221,603	Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	245,962	0.1
437,236	Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	470,419	0.1
114,368	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	132,871	0.0
475,579	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	497,533	0.1
145,580	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	154,154	0.0
94,895 (4)(6)	Flagstar Mortgage Trust 2018-1 B2, 4.026%, 03/25/2048	93,140	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
94,895 (4)(6)	Flagstar Mortgage Trust 2018-1 B3, 4.026%, 03/25/2048	$90,422	0.0
239,155	Freddie Mac 4634 ZM, 5.000%, 11/15/2056	331,384	0.1
89,106	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	98,900	0.0
70,686	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	82,078	0.0
20,526	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	24,329	0.0
52,067	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	59,685	0.0
159,029	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	182,529	0.1
62,849	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	73,778	0.0
59,598 (6)(8)	Freddie Mac REMIC Trust 3524 LA, 5.096%, 03/15/2033	67,753	0.0
61,836	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	72,788	0.0
13,878	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	15,699	0.0
267,778	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	291,931	0.1
517,779	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	604,892	0.2
517,779	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	609,403	0.2
422,591	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	443,295	0.1
24,144	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	24,831	0.0
1,000,000	Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	1,029,813	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
200,000 (4)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.285%, (US0001M + 3.100)%, 03/25/2050	$194,024	0.1
700,000 (4)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300)%, 10/25/2048	680,414	0.2
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.885%, (US0001M + 4.700)%, 04/25/2028	104,994	0.0
275,224	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.718%, (US0001M + 5.550)%, 07/25/2028	290,038	0.1
148,274	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.535%, (US0001M + 2.350)%, 04/25/2030	149,091	0.1
80,150	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.485%, (US0001M + 2.300)%, 09/25/2030	79,709	0.0
702,253	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	718,193	0.2
55,530	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	63,334	0.0
365,340	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	404,370	0.2
20,679	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	23,166	0.0
94,347 (4)(6)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	96,627	0.0
46,360	HomeBanc Mortgage Trust 2004-1 2A, 1.045%, (US0001M + 0.860)%, 08/25/2029	43,993	0.0
41,087	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.395%, (US0001M + 0.210)%, 04/25/2046	36,423	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
37,856	Lehman XS Trust Series 2005-5N 1A2, 0.545%, (US0001M + 0.360)%, 11/25/2035	$31,167	0.0
52,124	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	41,420	0.0
72,526	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 0.695%, (US0001M + 0.510)%, 08/25/2045	73,316	0.0
39,308	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.675%, (US0001M + 0.490)%, 10/25/2045	37,156	0.0
176,059	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.464%, (12MTA + 0.960)%, 08/25/2046	116,233	0.1
21,851	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.615%, (US0001M + 0.430)%, 06/25/2037	17,258	0.0
20,634 (6)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.018%, 04/25/2036	19,412	0.0
28,712 (6)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.338%, 12/28/2037	25,812	0.0
100,000 (4)(6)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	105,540	0.0
479,005	Other Securities	436,344	0.1
	Total Collateralized Mortgage Obligations (Cost $14,456,107)	14,965,256	4.4
U.S. TREASURY OBLIGATIONS: 1.3%
	U.S. Treasury Bonds: 0.7%
663,300	0.625%,05/15/2030	661,383	0.2
1,023,000	1.125%,05/15/2040	1,013,629	0.3
661,000	2.000%,02/15/2050	756,819	0.2
		2,431,831	0.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 0.6%
636,000	0.250%,06/15/2023	$637,391	0.2
1,189,000	0.125%-1.125%, 08/31/2021-06/30/2027	1,190,623	0.4
		1,828,014	0.6
	Total U.S. Treasury Obligations (Cost $4,251,110)	4,259,845	1.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.5%
	Federal Home Loan Mortgage Corporation: 0.4%(9)
1,153,106	2.500%-6.500%, 05/01/2030-09/01/2045	1,268,389	0.4
	Government National Mortgage Association: 0.2%
625,549 (6)	4.000%-5.140%, 11/20/2040-10/20/2060	684,787	0.2
	Uniform Mortgage-Backed Securities: 0.9%
593,059	3.500%,08/01/2046	648,636	0.2
2,299,549 (10)	2.500%-7.000%, 06/01/2029-08/13/2050	2,504,964	0.7
		3,153,600	0.9
	Total U.S. Government Agency Obligations (Cost $4,853,311)	5,106,776	1.5
ASSET-BACKED SECURITIES: 2.7%
	Automobile Asset-Backed Securities: 0.3%
100,000 (4)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	102,009	0.0
100,000 (4)	Toyota Auto Loan Extended Note Trust 2020-1A A, 1.350%, 05/25/2033	101,675	0.0
900,000	Other Securities	923,828	0.3
		1,127,512	0.3
	Home Equity Asset-Backed Securities: 0.1%
420,203	Other Securities	367,663	0.1

	Other Asset-Backed Securities: 1.9%
300,000 (4)	ARES XLVI CLO Ltd. 2017-46A A2, 2.449%, (US0003M + 1.230)%, 01/15/2030	288,295	0.1
250,000 (4)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 2.335%, (US0003M + 1.200)%, 01/20/2031	241,241	0.1
250,000 (4)	BlueMountain CLO 2015-1A BR, 3.811%, (US0003M + 2.500)%, 04/13/2027	247,817	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
16,450	Chase Funding Trust Series 2003-5 2A2, 0.785%, (US0001M + 0.600)%, 07/25/2033	$15,207	0.0
250,000 (4)	Clear Creek CLO 2015-1A CR, 3.085%, (US0003M + 1.950)%, 10/20/2030	234,415	0.1
250,000 (4)	Deer Creek Clo Ltd. 2017-1A A, 2.315%, (US0003M + 1.180)%, 10/20/2030	244,743	0.1
98,250 (4)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	107,261	0.0
98,750 (4)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	104,599	0.0
250,000 (4)	Dryden Senior Loan Fund 2017-47A A2, 2.569%, (US0003M + 1.350)%, 04/15/2028	241,891	0.1
250,000 (4)	Eaton Vance Clo 2015-1A A2R Ltd., 2.385%, (US0003M + 1.250)%, 01/20/2030	242,851	0.1
99,250 (4)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	100,133	0.0
30,477 (4)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	31,799	0.0
173,308 (4)	Invitation Homes 2017-SFR2 A Trust, 1.044%, (US0001M + 0.850)%, 12/17/2036	171,653	0.0
267,012 (4)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	289,506	0.1
250,000 (4)	Jay Park CLO Ltd. 2016-1A BR, 3.135%, (US0003M + 2.000)%, 10/20/2027	242,797	0.1
250,000 (4)	LCM XXIV Ltd. 24A A, 2.445%, (US0003M + 1.310)%, 03/20/2030	245,326	0.1
250,000 (4)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	218,867	0.1
200,000 (4)(6)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	212,370	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
63,208 (4)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$64,079	0.0
92,876 (4)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	93,348	0.0
250,000 (4)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 2.091%, (US0003M + 1.100)%, 12/21/2029	245,567	0.1
500,000 (4)	OCP CLO 2020-18A A Ltd., 2.053%, (US0003M + 1.800)%, 04/20/2030	500,989	0.1
250,000 (4)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.594%, (US0003M + 1.375)%, 07/15/2029	242,094	0.0
250,000 (4)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.991%, (US0003M + 1.000)%, 01/25/2031	243,170	0.1
250,000 (4)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.235%, (US0003M + 1.100)%, 07/20/2030	244,948	0.1
98,250 (4)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	99,179	0.0
99,906 (4)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	98,031	0.0
98,500 (4)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	106,886	0.0
250,000 (4)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.877%, (US0003M + 1.190)%, 11/01/2031	243,277	0.0
250,000 (4)	THL Credit Wind River 2017-2A A CLO Ltd., 2.365%, (US0003M + 1.230)%, 07/20/2030	245,225	0.1
250,000 (4)	Tiaa Clo III Ltd. 2017-2A A, 2.326%, (US0003M + 1.150)%, 01/16/2031	240,644	0.1
97,500 (4)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	101,176	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
97,500 (4)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	$103,097	0.1
100,000	Other Securities	101,832	0.0
		6,454,313	1.9
	Student Loan Asset-Backed Securities: 0.4%
63,742 (4)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	64,829	0.0
53,679 (4)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	55,227	0.0
129,096 (4)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	132,816	0.1
100,000 (4)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	101,043	0.0
100,000 (4)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	100,476	0.0
100,000 (4)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	105,954	0.1
100,000 (4)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	102,211	0.0
200,000 (4)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	203,189	0.1
10,066 (4)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	10,178	0.0
21,553 (4)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	21,889	0.0
21,277 (4)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	21,186	0.0
100,000 (4)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	102,526	0.0
100,000 (4)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	99,495	0.1
100,000 (4)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	98,805	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
100,000 (4)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	$104,515	0.0
		1,324,339	0.4
	Total Asset-Backed Securities (Cost $9,254,450)	9,273,827	2.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.3%
80,000 (4)(6)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.993%, 05/27/2021	77,514	0.0
3,000,000 (6)(8)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	36,414	0.0
992,850 (6)(8)	BANK 2019-BNK16 XA, 1.125%, 02/15/2052	63,193	0.0
2,180,000 (4)(6)(8)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	62,876	0.0
996,104 (6)(8)	Benchmark 2019-B9 XA Mortgage Trust, 1.212%, 03/15/2052	71,449	0.0
191,080 (4)	BX Commercial Mortgage Trust 2019-XL J, 2.835%, (US0001M + 2.650)%, 10/15/2036	181,354	0.1
100,000 (4)	BX Trust 2019-CALM E, 2.185%, (US0001M + 2.000)%, 11/25/2028	94,557	0.0
100,000 (4)	BXMT 2017-FL1 B Ltd., 1.694%, (US0001M + 1.500)%, 06/15/2035	98,379	0.0
100,000 (4)	BXMT 2020-FL2 B Ltd., 1.594%, (US0001M + 1.400)%, 02/16/2037	94,229	0.0
813,247 (6)(8)	CD 2017-CD4 Mortgage Trust XA, 1.457%, 05/10/2050	49,865	0.0
100,000 (6)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	96,885	0.1
965,723 (6)(8)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.127%, 07/10/2049	79,620	0.0
1,317,573 (6)(8)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.251%, 10/12/2050	69,663	0.0
80,000 (6)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.410%, 09/15/2050	71,689	0.0
984,787 (6)(8)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.054%, 09/15/2050	49,336	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,471,389 (6)(8)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.755%, 06/10/2051	$64,330	0.0
1,118,251 (6)(8)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.188%, 08/10/2056	82,263	0.1
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	66,922	0.0
750,330 (6)(8)	COMM 2012-CR4 XA, 1.846%, 10/15/2045	25,116	0.0
2,380,000 (4)(6)(8)	COMM 2012-CR4 XB, 0.766%, 10/15/2045	32,849	0.0
1,577,245 (6)(8)	COMM 2016-CR28 XA, 0.775%, 02/10/2049	42,559	0.0
750,558 (6)(8)	COMM 2017-COR2 XA, 1.321%, 09/10/2050	49,088	0.1
110,000 (4)(6)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	78,942	0.0
130,000 (4)(6)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	107,031	0.1
100,000 (4)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.285%, (US0001M + 2.100)%, 07/15/2035	86,010	0.0
100,000 (4)(6)	GS Mortgage Securities Trust 2010-C2 D, 5.352%, 12/10/2043	98,720	0.1
100,000 (4)(6)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	95,166	0.0
1,165,262 (6)(8)	GS Mortgage Securities Trust 2014-GC22 XA, 1.139%, 06/10/2047	28,580	0.0
1,900,081 (6)(8)	GS Mortgage Securities Trust 2016-GS4 XA, 0.683%, 11/10/2049	44,106	0.0
851,785 (6)(8)	GS Mortgage Securities Trust 2017-GS6 XA, 1.185%, 05/10/2050	48,728	0.0
50,000	GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	58,295	0.0
1,225,586 (6)(8)	GS Mortgage Securities Trust 2019-GC38 XA, 1.124%, 02/10/2052	80,124	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	99,857	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
100,000 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	$88,849	0.0
40,000 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	32,825	0.0
1,276,447 (6)(8)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.822%, 12/15/2049	36,732	0.0
100,000 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	81,920	0.0
100,000 (4)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	68,041	0.0
494,313 (6)(8)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.903%, 04/15/2047	8,712	0.0
100,000	JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	117,117	0.1
453,481 (4)(6)(8)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.877%, 11/15/2038	1,347	0.0
1,647,576 (6)(8)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.150%, 12/15/2047	55,191	0.0
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	70,249	0.0
4,555,911 (6)(8)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.766%, 11/15/2029	221,600	0.1
75,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	49,935	0.0
50,000 (4)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	46,542	0.0
40,000 (4)(6)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.621%, 12/10/2045	22,312	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
60,000 (4)(6)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.621%, 12/10/2045	$29,723	0.0
80,000	Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	93,816	0.0
400,000 (4)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	265,860	0.1
1,084,341 (6)(8)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.767%, 08/15/2052	112,488	0.1
1,565,821 (4)(6)(8)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.964%, 08/15/2045	42,696	0.0
657,000	Other Securities	695,103	0.2
	Total Commercial Mortgage-Backed Securities (Cost $4,830,564)	4,526,767	1.3
SOVEREIGN BONDS: 0.2%
100,000 (4)	Dominican Republic International Bond, 5.500%, 01/27/2025	101,514	0.0
630,000 (2)(7)	Other Securities	556,368	0.2
	Total Sovereign Bonds (Cost $734,755)	657,882	0.2

	Value	Percentage of Net Assets
PURCHASED OPTIONS(11): 0.0%
Total Purchased Options (Cost $20,817)	17,405	0.0
Total Long-Term Investments (Cost $321,164,676)	333,425,081	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	U.S. Treasury Bills: 0.3%
650,000 (12)	United States Treasury Bill, 0.110%, 07/09/2020	649,983	0.2
250,000 (12)	United States Treasury Bill, 0.120%, 07/28/2020	249,977	0.1
	Total U.S. Treasury Bills (Cost $899,961)	899,960	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.5%
1,981,800 (13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,981,805, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,021,436, due 08/01/20-02/20/70)	$1,981,800	0.6
1,534,398 (13)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,534,404, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,565,093, due 07/31/20-11/15/49)	1,534,398	0.4
1,981,846 (13)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,981,851, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,021,483, due 07/31/21-05/20/70)	1,981,846	0.6
1,981,846 (13)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,981,851, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $2,021,483, due 08/01/23-07/01/50)	1,981,846	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,035,002 (13)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,035,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,055,702, due 07/31/20-07/01/50)	$1,035,002	0.3
	Total Repurchase Agreements (Cost $8,514,892)	8,514,892	2.5
	Total Short-Term Investments (Cost $9,414,853)	9,414,852	2.8
	Total Investments in Securities (Cost $330,579,529)	$342,839,933	101.2
	Liabilities in Excess of Other Assets	(4,138,543)	(1.2)
	Net Assets	$338,701,390	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
Security, or a portion of the security, is on loan.

(6)
Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(7)
The grouping contains securities in default.

(8)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(9)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(10)
Represents or includes a TBA transaction.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2020.

(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$10,078,684	$1,411,864	$—	$11,490,548
Consumer Discretionary	11,392,907	2,534,962	—	13,927,869
Consumer Staples	6,649,007	3,380,530	—	10,029,537
Energy	2,658,580	865,979	—	3,524,559
Financials	11,535,113	4,400,658	—	15,935,771
Health Care	15,258,396	3,940,461	—	19,198,857
Industrials	10,203,032	3,993,475	—	14,196,507
Information Technology	27,827,602	2,184,372	—	30,011,974
Materials	2,805,343	2,225,283	—	5,030,626
Real Estate	4,029,124	857,514	—	4,886,638
Utilities	3,350,103	1,173,349	—	4,523,452
Total Common Stock	105,787,891	26,968,447	—	132,756,338
Exchange-Traded Funds	90,330,860	—	—	90,330,860
Mutual Funds	49,958,678	—	—	49,958,678
Preferred Stock	—	34,808	—	34,808
Rights	23,052	—	—	23,052
Purchased Options	—	17,405	—	17,405
Corporate Bonds/Notes	—	21,513,587	—	21,513,587
Collateralized Mortgage Obligations	—	14,965,256	—	14,965,256
U.S. Government Agency Obligations	—	5,106,776	—	5,106,776
Asset-Backed Securities	—	9,273,827	—	9,273,827
Sovereign Bonds	—	657,882	—	657,882
Commercial Mortgage-Backed Securities	—	4,526,767	—	4,526,767
U.S. Treasury Obligations	—	4,259,845	—	4,259,845
Short-Term Investments	—	9,414,852	—	9,414,852
Total Investments, at fair value	$246,100,481	$96,739,452	$—	$342,839,933
Other Financial Instruments+
Centrally Cleared Swaps	—	65,285	—	65,285
Forward Foreign Currency Contracts	—	841	—	841
Futures	327,772	—	—	327,772
Total Assets	$246,428,253	$96,805,578	$—	$343,233,831
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(74,785)	$—	$(74,785)
Forward Foreign Currency Contracts	—	(36,538)	—	(36,538)
Futures	(114,009)	—	—	(114,009)
Total Liabilities	$(114,009)	$(111,323)	$—	$(225,332)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30,2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$887,452	$19,147	$—	$(93,015)	$813,584	$19,147	$—	$—
Voya Floating Rate Fund - Class P	11,211,748	577,056	(12,133,030)	344,226	—	201,245	(1,693,972)	—
Voya High Yield Bond Fund - Class P	14,931,064	15,133,045	(1,149,072)	(440,881)	28,474,156	580,871	(38,099)	—
Voya Short Term Bond Fund - Class R6	7,449,420	883,587	(4,309,529)	(15,581)	4,007,897	64,599	(115,361)	—
Voya Small Company Fund - Class R6	9,373,972	1,164,792	(10,178,584)	(360,180)	—	—	(1,814,994)	—
Voya Strategic Income Opportunities Fund - Class P	11,187,744	6,826,687	(947,944)	(403,446)	16,663,041	285,065	(13,794)	—
	$55,041,400	$24,604,314	$(28,718,159)	$(968,877)	$49,958,678	$1,150,927	$(3,676,220)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 72,994	MYR 317,909	Barclays Bank PLC	08/07/20	$(1,049)
USD 21,470	RON 96,559	Barclays Bank PLC	08/07/20	(907)
USD 40,812	COP 160,078,860	Barclays Bank PLC	08/14/20	(1,623)
USD 98,101	MXN 2,370,278	Barclays Bank PLC	08/14/20	(4,409)
USD 51,264	ZAR 950,629	BNP Paribas	08/07/20	(3,293)
USD 28,648	HUF 9,282,257	BNP Paribas	08/07/20	(792)
USD 79,821	IDR 1,219,102,102	BNP Paribas	08/07/20	(3,546)
USD 73,724	THB 2,370,100	BNP Paribas	08/07/20	(2,952)
USD 64,185	BRL 373,929	BNP Paribas	08/14/20	(4,430)
USD 68,366	PLN 288,089	Citibank N.A.	08/07/20	(4,461)
USD 173	ILS 607	Citibank N.A.	08/07/20	(2)
USD 107,651	RUB 7,975,403	Citibank N.A.	08/07/20	(3,875)
USD 37,409	CLP 30,887,854	Citibank N.A.	08/14/20	(223)
USD 200,325	EUR 179,252	Deutsche Bank AG	07/17/20	(1,134)
USD 22,683	TRY 167,972	JPMorgan Chase Bank N.A.	08/07/20	(1,593)
USD 31,811	CZK 807,548	JPMorgan Chase Bank N.A.	08/07/20	(2,237)
USD 801	PHP 40,551	JPMorgan Chase Bank N.A.	08/07/20	(12)
USD 27,535	PEN 94,617	JPMorgan Chase Bank N.A.	08/14/20	841
				$(35,697)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
CBOE Volatility Index	3	08/19/20	$95,475	$(4,461)
E-mini Russell 2000® Index	191	09/18/20	13,729,080	184,238
S&P 500® E-Mini	36	09/18/20	5,562,360	50,602
U.S. Treasury 2-Year Note	3	09/30/20	662,484	1,846
U.S. Treasury Long Bond	3	09/21/20	535,688	8,838
U.S. Treasury Ultra Long Bond	55	09/21/20	11,998,594	(49,856)
			$32,583,681	$191,207
Short Contracts:
Mini MSCI EAFE Index	(80)	09/18/20	(7,113,600)	82,248
Mini MSCI Emerging Markets Index	(112)	09/18/20	(5,519,920)	(22,896)
U.S. Treasury 10-Year Note	(37)	09/21/20	(5,149,359)	(20,633)
U.S. Treasury 5-Year Note	(37)	09/30/20	(4,652,461)	(8,693)
U.S. Treasury Ultra 10-Year Note	(14)	09/21/20	(2,204,781)	(7,470)
			$(24,640,121)	$22,556
At June 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD 1,701,000	$59,929	$59,929
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD 58,000	5,356	5,356
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD 715,000	(2,059)	(2,059)
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD 221,000	(72,726)	(72,726)
							$(9,500)	$(9,500)
At June 30, 2020, the following OTC purchased equity options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	08/21/20	77.200 USD	11,078	900,382	$11,197	$11,502
							$11,197	$11,502
At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	09/14/20	0.640 USD	853,000	$4,913	$3,375
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	09/16/20	0.640 USD	619,000	4,707	2,528
					$9,620	$5,903
Currency Abbreviations
BRL  –  Brazilian Real
CLP  –  Chilean Peso
COP  –  Colombian Peso
CZK  –  Czech Koruna
EUR  –  EU Euro
HUF  –  Hungarian Forint
IDR  –  Indonesian Rupiah
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

ILS  –  Israeli New Shekel
MXN  –  Mexican Peso
MYR  –  Malaysian Ringgit
PEN  –  Peruvian Nuevo Sol
PHP  –  Philippine Peso
PLN  –  Polish Zloty
RON  –  Romanian New Leu
RUB  –  Russian Ruble
THB  –  Thai Baht
TRY  –  Turkish Lira
USD  –  United States Dollar
ZAR  –  South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Investments in securities at value*	$11,502
Foreign exchange contracts	Investments in securities at value*	5,903
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	841
Equity contracts	Net Assets — Unrealized appreciation**	317,088
Interest rate contracts	Net Assets — Unrealized appreciation**	10,684
Interest rate contracts	Net Assets — Unrealized appreciation***	65,285
Total Asset Derivatives		$411,303
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$36,538
Equity contracts	Net Assets — Unrealized depreciation**	34,827
Interest rate contracts	Net Assets — Unrealized depreciation**	79,182
Interest rate contracts	Net Assets — Unrealized depreciation***	74,785
Total Liability Derivatives		$225,332

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$220,423	$—	$220,423
Equity contracts	—	—	(1,191,781)	—	—	(1,191,781)
Foreign exchange contracts	—	111,348	—	(10,151)	6,960	108,157
Interest rate contracts	2,523	—	1,318,045	(50,841)	(5,470)	1,264,257
Total	$2,523	$111,348	$126,264	$159,431	$1,490	$401,056
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$305	$—	$—	$(10,384)	$(10,079)
Equity contracts	—	—	439,870	—	439,870
Foreign exchange contracts	(3,717)	(25,420)	—	(781)	(29,918)
Interest rate contracts	—	—	193,802	(35,494)	158,308
Total	$(3,412)	$(25,420)	$633,672	$(46,659)	$558,181

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Purchased options	$—	$—	$14,877	$—	$—	$2,528	$17,405
Forward foreign currency contracts	—	—	—	—	841	—	841
Total Assets	$—	$—	$14,877	$—	$841	$2,528	$18,246
Liabilities:
Forward foreign currency contracts	$7,988	$15,013	$8,561	$1,134	$3,842	$—	$36,538
Total Liabilities	$7,988	$15,013	$8,561	$1,134	$3,842	$—	$36,538
Net OTC derivative instruments by counterparty, at fair value	$(7,988)	$(15,013)	$6,316	$(1,134)	$(3,001)	$2,528	(18,292)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(7,988)	$(15,013)	$6,316	$(1,134)	$(3,001)	$2,528	$(18,292)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Excess cash collateral is not shown for financial reporting purposes.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $332,025,630.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,900,289
Gross Unrealized Depreciation	(12,906,113)
Net Unrealized Appreciation	$10,994,176
See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	SUMMARY PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2020 (Unaudited)

Geographic Diversification as of June 30, 2020 (as a percentage of net assets)
United States	62.2%
Japan	8.9%
Canada	4.3%
Switzerland	3.4%
United Kingdom	3.4%
Australia	3.0%
Denmark	2.0%
Hong Kong	1.5%
Finland	1.4%
Spain	1.3%
Countries between 0.1% – 1.3%^	7.5%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
^ Includes 12 countries, which each represents 0.1% – 1.3% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Australia: 3.0%
70,996	Rio Tinto Ltd.	$4,861,336	0.9
1,411,598	Other Securities	12,312,000	2.1
		17,173,336	3.0
	Belgium: 0.7%
45,738 (1)	Other Securities	4,061,783	0.7

	Canada: 4.3%
3,524	Constellation Software, Inc./Canada	3,979,011	0.7
43,037	Waste Connections, Inc.	4,036,440	0.7
482,048 (2)	Other Securities	16,588,438	2.9
		24,603,889	4.3
	China: 0.7%
1,195,000	Other Securities	3,826,264	0.7

	Denmark: 2.0%
24,874	Coloplast A/S	3,877,061	0.7
78,758	Novo Nordisk A/S	5,130,905	0.9
16,142	Other Securities	2,140,561	0.4
		11,148,527	2.0
	Finland: 1.4%
57,050	Kone Oyj	3,934,687	0.7
101,443	Other Securities	3,995,513	0.7
		7,930,200	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France: 0.9%
266,411 (1)	Other Securities	$5,400,081	0.9

	Germany: 1.0%
425,274 (1)	Other Securities	5,760,368	1.0

	Hong Kong: 1.5%
2,466,100	Other Securities	8,525,281	1.5

	Ireland: 1.0%
58,976	Medtronic PLC	5,408,099	1.0

	Israel: 0.2%
267,041	Other Securities	1,342,659	0.2

	Italy: 1.0%
1,193,058 (1)	Other Securities	5,493,435	1.0

	Japan: 8.9%
1,812,800 (2)	Other Securities	50,749,505	8.9

	Netherlands: 1.3%
81,291	Unilever NV	4,334,234	0.7
418,311	Other Securities	3,333,705	0.6
		7,667,939	1.3
	New Zealand: 0.1%
258,844	Other Securities	765,831	0.1

	Norway: 0.2%
123,322	Other Securities	1,082,717	0.2

	Singapore: 0.2%
231,600	Other Securities	1,393,691	0.2

	Spain: 1.3%
417,902	Other Securities	7,682,037	1.3

	Sweden: 0.2%
81,413	Other Securities	1,281,171	0.2

	Switzerland: 3.4%
54,085	Nestle SA	5,996,438	1.0
19,847	Roche Holding AG	6,875,984	1.2
63,504	Other Securities	6,848,515	1.2
		19,720,937	3.4
	United Kingdom: 3.4%
102,462 (3)	Auto Trader Group PLC	667,103	0.1
235,846	GlaxoSmithKline PLC	4,764,001	0.8
2,790,820	Other Securities	14,070,941	2.5
		19,502,045	3.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	SUMMARY PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: 62.2%
61,637	AbbVie, Inc.	$6,051,521	1.1
57,795	Activision Blizzard, Inc.	4,386,641	0.8
18,328	Air Products & Chemicals, Inc.	4,425,479	0.8
100,341	Altria Group, Inc.	3,938,384	0.7
23,553	Amgen, Inc.	5,555,211	1.0
192,567	AT&T, Inc.	5,821,300	1.0
90,982	Bristol-Myers Squibb Co.	5,349,742	0.9
51,472	Chevron Corp.	4,592,847	0.8
136,966	Cisco Systems, Inc.	6,388,094	1.1
26,899	Citrix Systems, Inc.	3,978,631	0.7
22,563	Dollar General Corp.	4,298,477	0.7
69,323	General Mills, Inc.	4,273,763	0.7
31,918	Honeywell International, Inc.	4,615,024	0.8
121,041	Intel Corp.	7,241,883	1.3
39,198	International Business Machines Corp.	4,733,942	0.8
16,167	Intuit, Inc.	4,788,504	0.8
21,222	Jack Henry & Associates, Inc.	3,905,485	0.7
62,056	Johnson & Johnson	8,726,935	1.5
45,515	JPMorgan Chase & Co.	4,281,141	0.7
31,074	Kimberly-Clark Corp.	4,392,310	0.8
42,592	Leidos Holdings, Inc.	3,989,593	0.7
21,361	McDonald’s Corp.	3,940,464	0.7
82,477	Merck & Co., Inc.	6,377,946	1.1
116,618	Microsoft Corp.	23,732,929	4.1
28,388	Motorola Solutions, Inc.	3,978,010	0.7
97,289	Oracle Corp.	5,377,163	0.9
39,099	Packaging Corp. of America	3,902,080	0.7
47,144	PepsiCo, Inc.	6,235,265	1.1
186,389	Pfizer, Inc.	6,094,920	1.1
57,358	Philip Morris International, Inc.	4,018,502	0.7
57,132	Procter & Gamble Co.	6,831,273	1.2
54,403	Progressive Corp.	4,358,224	0.8
34,638	Quest Diagnostics, Inc.	3,947,346	0.7
47,967	Republic Services, Inc.	3,935,692	0.7
37,803	Target Corp.	4,533,714	0.8
41,941	Texas Instruments, Inc.	5,325,249	0.9
124,260	Verizon Communications, Inc.	6,850,454	1.2
39,662	Waste Management, Inc.	4,200,602	0.7
31,836	Zoetis, Inc.	4,362,805	0.8
2,780,860 (1)	Other Securities	142,821,413	24.9
		356,558,958	62.2
	Total Common Stock (Cost $558,272,307)	567,078,753	98.9

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.2%
8,393	Other Securities	$1,106,590	0.2
	Total Exchange-Traded Funds (Cost $1,006,845)	1,106,590	0.2
RIGHTS: 0.0%
	Spain: 0.0%
120,128 (1)	Other Securities	23,632	0.0
	Total Rights (Cost $26,052)	23,632	0.0
	Total Long-Term Investments (Cost $559,305,204)	568,208,975	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 2.2%
1,139,274 (4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $1,139,281, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $1,196,238, due 08/15/20-03/19/40)	1,139,274	0.2
2,532,762 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,532,769, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,583,417, due 08/01/20-02/20/70)	2,532,762	0.4
1,446,312 (4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,446,318, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,475,244, due 07/31/20-11/15/49)	1,446,312	0.3

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	SUMMARY PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,916,166 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,916,173, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,974,489, due 07/31/21-05/20/70)	$2,916,166	0.5
1,885,620 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,885,625, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,923,332, due 07/31/20-07/01/50)	1,885,620	0.3
2,609,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,609,017, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,667,228, due 01/15/22- 02/15/47)	2,609,000	0.5
	Total Repurchase Agreements (Cost $12,529,134)	12,529,134	2.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
156,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $156,000)	156,000	0.0
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $12,685,134)	$12,685,134	2.2
Total Investments in Securities (Cost $571,990,338)	$580,894,109	101.3
Liabilities in Excess of Other Assets	(7,725,407)	(1.3)

Net Assets	$573,168,702	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains non-income producing securities.

(2)
The grouping contains securities on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	25.5%
Health Care	15.4
Industrials	11.0
Consumer Staples	10.8
Financials	10.5
Communication Services	7.6
Materials	6.1
Utilities	5.2
Consumer Discretionary	4.0
Energy	1.8
Real Estate	1.0
Exchange-Traded Funds	0.2
Rights	0.0
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	SUMMARY PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$17,173,336	$—	$17,173,336
Belgium	—	4,061,783	—	4,061,783
Canada	24,603,889	—	—	24,603,889
China	—	3,826,264	—	3,826,264
Denmark	—	11,148,527	—	11,148,527
Finland	—	7,930,200	—	7,930,200
France	—	5,400,081	—	5,400,081
Germany	—	5,760,368	—	5,760,368
Hong Kong	—	8,525,281	—	8,525,281
Ireland	5,408,099	—	—	5,408,099
Israel	—	1,342,659	—	1,342,659
Italy	—	5,493,435	—	5,493,435
Japan	—	50,749,505	—	50,749,505
Netherlands	—	7,667,939	—	7,667,939
New Zealand	—	765,831	—	765,831
Norway	—	1,082,717	—	1,082,717
Singapore	—	1,393,691	—	1,393,691
Spain	—	7,682,037	—	7,682,037
Sweden	—	1,281,171	—	1,281,171
Switzerland	—	19,720,937	—	19,720,937
United Kingdom	—	19,502,045	—	19,502,045
United States	356,558,958	—	—	356,558,958
Total Common Stock	386,570,946	180,507,807	—	567,078,753
Exchange-Traded Funds	1,106,590	—	—	1,106,590
Rights	23,632	—	—	23,632
Short-Term Investments	156,000	12,529,134	—	12,685,134
Total Investments, at fair value	$387,857,168	$193,036,941	$—	$580,894,109

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $573,490,501.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$46,962,354
Gross Unrealized Depreciation	(39,478,218)
Net Unrealized Appreciation	$7,484,136
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)

U.S. Government Agency Debt	42.1%
U.S. Treasury Repurchase Agreement	32.5
U.S. Treasury Debt	12.5
Investment Companies	9.4
Assets in Excess of Other Liabilities	3.5
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 42.1%
16,750,000	Fannie Mae, 0.120%, (SOFRRATE + 0.040)%, 01/29/2021	$16,747,030	2.8
3,250,000	Fannie Mae, 0.155%, (SOFRRATE + 0.075)%, 10/30/2020	3,250,432	0.5
70,000,000	Fannie Mae, 0.200%, (SOFRRATE + 0.120)%, 03/16/2021	70,000,000	11.7
9,000,000	Fannie Mae, 0.360%, (SOFRRATE + 0.280)%, 04/26/2021	9,000,000	1.5
9,000,000	Federal Farm Credit Banks, 0.190%, (US0001M + 0.005)%, 06/25/2021	9,000,000	1.5
25,250,000	Federal Farm Credit Banks, 0.193%, (US0001M + 0.010)%, 07/02/2020	25,250,119	4.2
5,000,000	Federal Farm Credit Banks, 0.200%, (FEDL01 + 0.120)%, 04/23/2021	4,994,665	0.8
1,375,000	Federal Home Loan Bank Discount Notes, 0.140%, 07/20/2020	1,374,801	0.2
1,000,000	Federal Home Loan Bank Discount Notes, 0.290%, 07/14/2020	999,899	0.2
17,500,000	Federal Home Loan Banks, 0.095%, (US0003M + (0.220))%, 09/11/2020	17,518,480	2.9
10,000,000	Federal Home Loan Banks, 0.160%, (SOFRRATE + 0.080)%, 03/04/2021	10,000,000	1.7
17,000,000	Federal Home Loan Banks, 0.210%, (SOFRRATE + 0.130)%, 10/16/2020	17,000,000	2.9
4,500,000	Federal Home Loan Banks, 0.240%, (SOFRRATE + 0.160)%, 07/24/2020	4,500,000	0.8
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
62,000,000	Federal Home Loan Banks, 1.588%, (US0003M + (0.175))%, 10/05/2020	$61,994,719	10.4
	U.S. Government Agency Obligations: 0.0%
150,000	Federal Home Loan Banks, 1.750%, 10/01/2020	150,464	0.0
	Total U.S. Government Agency Debt (Cost $251,780,609)	251,780,609	42.1
U.S. TREASURY DEBT: 12.5%
33,500,000 (1)	United States Cash Management Bill, 0.150%, 09/08/2020	33,490,690	5.6
8,000,000 (1)	United States Treasury Bill, 0.110%, 07/07/2020	7,999,855	1.4
33,000,000 (1)	United States Treasury Bill, 0.110%, 07/21/2020	32,998,096	5.5
	Total U.S. Treasury Debt (Cost $74,488,641)	74,488,641	12.5
U.S. TREASURY REPURCHASE AGREEMENT: 32.5%
	Repurchase Agreement: 32.5%
102,000,000	Deutsche Bank Repurchase Agreement dated 6/30/2020, 0.07%, due 7/1/2020, $102,000,198 to be received upon repurchase (Collateralized by $73,895,200, Bond&Note, 2.375%-4.375%, Market Value plus accrued interest $104,040,124 due 4/30/2026-11/15/2039)	102,000,000	17.1
92,205,000	Deutsche Bank Repurchase Agreement dated 6/30/2020, 0.07%, due 7/1/2020, $92,205,179 to be received upon repurchase (Collateralized by $93,883,900, Note, 0.5%, Market Value plus accrued interest $94,049,136 due 6/30/2027)	92,205,000	15.4
	Total U.S. Treasury Repurchase Agreement (Cost $194,205,000)	194,205,000	32.5

Shares			Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.4%
28,000,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.090%, 07/01/20	28,000,000	4.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
INVESTMENT COMPANIES: (continued)
28,000,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%, 07/01/20	$28,000,000	4.7
		Total Investment Companies (Cost $56,000,000)	56,000,000	9.4
		Total Investments in Securities (Cost $576,474,250)	$576,474,250	96.5
		Assets in Excess of Other Liabilities	20,792,998	3.5
		Net Assets	$597,267,248	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2020.

(2)
Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
FEDL01
Federal Funds Effective Rate

SOFRRATE
Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

At June 30, 2020, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Investment Companies	$56,000,000	$—	$—	$56,000,000
U.S. Government Agency Debt	—	251,780,609	—	251,780,609
U.S. Treasury Debt	—	74,488,641	—	74,488,641
U.S. Treasury Repurchase Agreement	—	194,205,000	—	194,205,000
Total Investments, at fair value	$56,000,000	$520,474,250	$—	$576,474,250

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30,2020:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$194,205,000	$(194,205,000)	$—
Totals	$194,205,000	$(194,205,000)	$—

(1)
Collateral with a fair value of  $198,089,260 has been pledged in connection with the above government repurchase agreement.

Excess collateral received from the individual counterparty is not shown for financial reporting purposes.
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)
Information Technology	26.4%
Health Care	13.4%
Communication Services	11.0%
Financials	10.5%
Consumer Discretionary	10.3%
Industrials	8.8%
Consumer Staples	7.2%
Real Estate	3.2%
Utilities	2.9%
Energy	2.9%
Materials	2.7%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 11.0%
554,607	Activision Blizzard, Inc.	$42,094,671	1.5
79,195 (1)	Alphabet, Inc. - Class A	112,302,470	4.0
1,611,116	AT&T, Inc.	48,704,036	1.7
1,667,149	Interpublic Group of Cos., Inc.	28,608,277	1.0
1,204,231 (2)	ViacomCBS, Inc. - Class B	28,082,667	1.0
441,890	Walt Disney Co.	49,275,154	1.8
		309,067,275	11.0
	Consumer Discretionary: 10.3%
41,064 (1)	Amazon.com, Inc.	113,288,184	4.0
441,164	Darden Restaurants, Inc.	33,426,996	1.2
393,252	Hasbro, Inc.	29,474,237	1.1
776,622	Las Vegas Sands Corp.	35,367,366	1.3
396,071	Nike, Inc. - Class B	38,834,762	1.4
741,151	TJX Cos., Inc.	37,472,595	1.3
		287,864,140	10.3
	Consumer Staples: 7.2%
209,276	Constellation Brands, Inc.	36,612,836	1.3
419,683	Kellogg Co.	27,724,259	1.0
703,129	Philip Morris International, Inc.	49,261,218	1.7
483,090	Procter & Gamble Co.	57,763,071	2.1
558,625	Sysco Corp.	30,534,443	1.1
		201,895,827	7.2
	Energy: 2.9%
1,447,528	Other Securities	82,282,708	2.9

	Financials: 10.5%
1,608,897	Bank of America Corp.	38,211,304	1.4
673,390	Citigroup, Inc.	34,410,229	1.2
225,150	Goldman Sachs Group, Inc.	44,494,143	1.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
854,063	Hartford Financial Services Group, Inc.	$32,924,129	1.2
474,860	Intercontinental Exchange, Inc.	43,497,176	1.5
1,001,531	Truist Financial Corp.	37,607,489	1.3
823,292	US Bancorp	30,313,611	1.1
495,835 (3)	Other Securities	33,796,207	1.2
		295,254,288	10.5
	Health Care: 13.4%
586,553 (1)(2)	Alcon, Inc.	33,621,218	1.2
163,725	Becton Dickinson & Co.	39,174,481	1.4
861,795	Bristol-Myers Squibb Co.	50,673,546	1.8
215,035	Cigna Corp.	40,351,318	1.4
474,861	Johnson & Johnson	66,779,702	2.4
606,186	Medtronic PLC	55,587,256	2.0
383,052	Novartis AG ADR	33,455,762	1.2
116,669	Thermo Fisher Scientific, Inc.	42,273,845	1.5
86,610 (4)	Other Securities	13,318,167	0.5
		375,235,295	13.4
	Industrials: 8.8%
177,885	Cummins, Inc.	30,820,355	1.1
186,502	Norfolk Southern Corp.	32,744,156	1.2
189,851	Old Dominion Freight Line	32,196,831	1.1
214,450	Parker Hannifin Corp.	39,302,252	1.4
708,751	Timken Co.	32,241,083	1.2
209,075 (1)(2)	United Rentals, Inc.	31,160,538	1.1
547,734	Other Securities	48,831,691	1.7
		247,296,906	8.8
	Information Technology: 26.4%
237,648 (1)	Adobe, Inc.	103,450,551	3.7
421,331	Analog Devices, Inc.	51,672,034	1.8
422,128	Apple, Inc.	153,992,294	5.5
144,457	Broadcom, Inc.	45,592,074	1.6
272,440	Fidelity National Information Services, Inc.	36,531,480	1.3
1,895,440	HP, Inc.	33,037,519	1.2
182,527	Intuit, Inc.	54,062,672	1.9
561,318 (1)	Micron Technology, Inc.	28,919,103	1.0
674,693	Microsoft Corp.	137,306,773	4.9
331,123	Motorola Solutions, Inc.	46,400,266	1.7
298,052	NXP Semiconductor NV - NXPI - US	33,989,850	1.2
139,600	Other Securities	15,808,304	0.6
		740,762,920	26.4
	Materials: 2.7%
149,233	Air Products & Chemicals, Inc.	36,033,800	1.3
387,585	Eastman Chemical Co.	26,991,419	1.0
446,268	Other Securities	12,557,982	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
		$75,583,201	2.7
	Real Estate: 3.2%
214,124	Crown Castle International Corp.	35,833,651	1.3
399,810	ProLogis, Inc.	37,314,267	1.3
2,480,355	Other Securities	15,948,683	0.6
		89,096,601	3.2
	Utilities: 2.9%
1,240,110	Other Securities	82,552,328	2.9
	Total Common Stock (Cost $2,326,874,349)	2,786,891,489	99.3
OTHER(5): —%
	Utilities: —%
10,000,000 (6)(7)	Southern Energy (Escrow)	—	—
	Total Other (Cost $— )	—	—
	Total Long-Term Investments (Cost $2,326,874,349)	2,786,891,489	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Floating Rate Notes: 0.1%
400,000	(8)	Bank of Montreal, 0.200%, 07/13/2020	400,009	0.0
475,000	(8)	Commonwealth Bank of Australia, 0.360%, 07/06/2020	474,996	0.0
575,000	(8)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	575,041	0.0
750,000	(8)	Royal Bank of Canada, 0.350%, 07/17/2020	750,069	0.1
400,000	(8)	The Sumitomo Mitsui Financial Group, 0.290%, 07/29/2020	400,038	0.0
		Total Floating Rate Notes (Cost $2,600,153)	2,600,153	0.1
		Repurchase Agreements: 2.8%
2,704,444	(8)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,704,454, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,758,533, due 08/13/20-05/20/70)	2,704,444	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
6,686,527	(8)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%-0.24%, due 07/01/20 (Repurchase Amount $6,686,570, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $7,011,567, due 08/15/20-02/15/48)	$6,686,527	0.2
16,203,058	(8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $16,203,102, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $16,527,119, due 08/01/20-02/20/70)	16,203,058	0.6
3,180,101	(8)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,180,110, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $3,243,703, due 01/01/29-06/01/50)	3,180,101	0.1
6,829,370	(8)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $6,829,398, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,965,987, due 07/31/20-11/15/49)	6,829,370	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
20,136,392	(8)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $20,136,442, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $20,539,121, due 07/31/21-05/20/70)	$20,136,392	0.7
2,772,913	(8)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $2,772,918, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $2,828,371, due 06/30/27)	2,772,913	0.1
4,163,148	(8)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $4,163,161, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,246,411, due 07/15/20-06/01/50)	4,163,148	0.2
1,336,060	(8)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,336,070, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,395,455, due 10/27/20-05/27/40)	1,336,060	0.1
14,670,007	(8)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $14,670,103, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,997,412, due 01/15/22-02/15/47)	14,670,007	0.5
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
Total Repurchase Agreements (Cost $78,682,020)	$78,682,020	2.8

Shares			Value	Percentage of Net Assets
		Mutual Funds(8): 0.8%
1,744,000	(8)(9)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,744,000	0.0
19,437,000	(8)(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	19,437,000	0.7
1,744,000	(8)(9)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,744,000	0.1
		Total Mutual Funds (Cost $22,925,000)	22,925,000	0.8
		Total Short-Term Investments (Cost $104,207,173)	104,207,173	3.7
		Total Investments in Securities (Cost $2,431,081,522)	$2,891,098,662	103.0
		Liabilities in Excess of Other Assets	(84,253,036	(3.0)
		Net Assets	$2,806,845,626	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of  $— or 0.0% of net assets. Please refer to the table below for additional details.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(9)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$2,786,891,489	$—	$—	$2,786,891,489
Other	—	—	—	—
Short-Term Investments	22,925,000	81,282,173	—	104,207,173
Total Investments, at fair value	$2,809,816,489	$81,282,173	$—	$2,891,098,662

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,433,333,919.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$560,766,730
Gross Unrealized Depreciation	(103,001,987)
Net Unrealized Appreciation	$457,764,743

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)

Corporate Bonds/Notes	24.5%
Mutual Funds	21.1%
Collateralized Mortgage Obligations	19.6%
U.S. Government Agency Obligations	13.0%
Asset-Backed Securities	9.5%
Commercial Mortgage-Backed Securities	5.9%
U.S. Treasury Obligations	5.2%
Municipal Bonds	0.1%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.5%
	Basic Materials: 0.5%
1,250,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	$1,313,135	0.0
2,486,000 (1)	Anglo American Capital PLC, 4.125%, 04/15/2021	2,528,404	0.1
476,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	575,938	0.0
1,550,000 (1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	1,650,593	0.1
702,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	751,071	0.0
561,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	628,576	0.0
9,735,000	Other Securities	10,660,089	0.3
		18,107,806	0.5
	Communications: 2.3%
10,098,000	AT&T, Inc., 2.950%-5.150%, 07/15/2026- 02/15/2050	12,451,914	0.4
8,734,000	Comcast Corp., 2.650%-4.600%, 02/01/2030- 11/01/2049	10,573,571	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
860,000 (1)	Deutsche Telekom AG, 3.625%, 01/21/2050	$955,344	0.0
4,885,000 (1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	4,897,872	0.1
2,630,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,733,143	0.1
527,000 (1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	528,565	0.0
351,000 (1)	T-Mobile USA, Inc., 2.550%, 02/15/2031	353,113	0.0
818,000 (1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	908,593	0.0
462,000 (1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	515,798	0.0
817,000 (1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	948,615	0.1
7,161,000 (2)	Verizon Communications, Inc., 3.850%-4.862%, 12/03/2029- 03/22/2050	9,265,520	0.3
31,653,000 (3)	Other Securities	36,312,620	1.0
		80,444,668	2.3
	Consumer, Cyclical: 1.2%
778,000 (1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	787,725	0.0
2,000,000 (1)	BMW US Capital LLC, 3.400%, 08/13/2021	2,053,894	0.1
3,500,000 (1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,710,223	0.1
1,875,000 (1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	1,898,305	0.1
873,000 (1)(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	893,163	0.0
31,983,975 (3)	Other Securities	32,788,537	0.9
		42,131,847	1.2
	Consumer, Non-cyclical: 3.9%
5,000,000 (1)	AbbVie, Inc., 2.300%, 11/21/2022	5,170,846	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,554,000 (1)	AbbVie, Inc., 2.600%, 11/21/2024	$2,721,370	0.1
1,441,000 (1)	AbbVie, Inc., 2.950%, 11/21/2026	1,578,117	0.0
1,255,000 (1)	AbbVie, Inc., 3.200%, 11/21/2029	1,401,273	0.0
1,441,000 (1)	AbbVie, Inc., 4.050%, 11/21/2039	1,673,561	0.1
1,700,000 (1)	AbbVie, Inc., 4.625%, 10/01/2042	2,088,196	0.1
3,757,000	AbbVie, Inc., 2.900%-4.500%, 11/06/2022- 05/14/2036	4,237,510	0.1
520,000 (1)	Alcon Finance Corp., 2.600%, 05/27/2030	535,124	0.0
6,511,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%-4.900%, 02/01/2036- 02/01/2046	7,873,579	0.2
2,760,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%-5.450%, 01/23/2039- 10/06/2048	3,323,713	0.1
750,000 (1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	764,824	0.0
1,500,000 (1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	1,707,527	0.0
1,757,000 (1)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	2,249,986	0.1
2,000,000 (1)	Cargill, Inc., 3.875%, 05/23/2049	2,369,530	0.1
2,195,000 (1)	Cigna Corp., 3.250%, 04/15/2025	2,399,360	0.1
5,727,000	Cigna Corp., 3.750%-4.900%, 07/15/2023- 12/15/2048	6,591,694	0.2
62,004	CVS Pass-Through Trust, 6.943%, 01/10/2030	71,031	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
8,675,000	CVS Health Corp., 3.700%-5.050%, 03/09/2023- 03/25/2048	$10,420,607	0.3
466,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	477,035	0.0
2,113,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,206,967	0.1
1,342,000 (1)	Mars, Inc., 4.125%, 04/01/2054	1,708,473	0.0
66,925,000 (3)	Other Securities	76,217,277	2.2
		137,787,600	3.9
	Energy: 2.2%
1,665,000 (1)(2)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	1,708,096	0.1
8,157,000 (2)(4)	Enterprise Products Operating LLC, 3.500%-4.900%, 02/01/2022- 08/16/2077	8,442,454	0.2
1,500,000 (1)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,537,886	0.0
257,000 (1)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	275,023	0.0
4,359,000	Williams Cos, Inc./The, 4.000%-5.400%, 09/15/2025- 03/04/2044	4,835,817	0.1
2,964,000 (2)	Williams Partners L.P., 3.600%-3.750%, 03/15/2022- 06/15/2027	3,132,343	0.1
56,789,000 (3)	Other Securities	59,051,868	1.7
		78,983,487	2.2
	Financial: 8.6%
1,840,000 (1)	ANZ New Zealand Int’l Ltd./London, 3.400%, 03/19/2024	1,993,195	0.1
519,000 (1)	Athene Global Funding, 2.950%, 11/12/2026	521,532	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
23,026,000 (2)(4)	Bank of America Corp., 2.015%-5.125%, 05/17/2022- 12/31/2199	$25,420,154	0.7
1,535,000 (1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,618,735	0.0
1,000,000 (1)	Barclays Bank PLC, 10.179%, 06/12/2021	1,081,584	0.0
4,115,000 (1)(4)	BNP Paribas SA, 2.819%, 11/19/2025	4,312,255	0.1
1,715,000 (1)(4)	BNP Paribas SA, 3.052%, 01/13/2031	1,806,325	0.1
3,960,000 (1)	BPCE SA, 2.700%, 10/01/2029	4,229,365	0.1
955,000 (1)	BPCE SA, 5.700%, 10/22/2023	1,068,973	0.1
10,118,000 (2)(4)	Citigroup, Inc., 1.678%-5.500%, 07/24/2023- 09/13/2025	11,091,155	0.3
2,000,000 (1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,108,250	0.1
745,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	801,120	0.0
1,235,000 (1)(2)(4)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,253,457	0.0
6,000,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	6,577,008	0.2
3,000,000 (1)(4)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,125,239	0.1
1,292,000 (1)(4)	Credit Suisse Group AG, 4.194%, 04/01/2031	1,477,408	0.0
2,303,000	Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,357,789	0.1
4,500,000 (1)	Danske Bank A/S, 2.800%, 03/10/2021	4,570,048	0.1
600,000 (1)	Danske Bank A/S, 5.000%, 01/12/2022	631,261	0.0
1,925,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,982,275	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
7,746,000 (4)	HSBC Holdings PLC, 2.633%-4.950%, 03/11/2025- 05/22/2030	$8,577,986	0.2
19,201,000 (2)(4)	JPMorgan Chase & Co., 2.182%-5.000%, 06/18/2022- 12/31/2199	19,993,855	0.6
702,000 (1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	698,820	0.0
778,000 (1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	824,653	0.0
5,870,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,150,468	0.2
2,810,000 (1)(2)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	2,857,181	0.1
315,000 (1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	347,915	0.0
12,747,000 (4)	Morgan Stanley, 2.188%-5.597%, 07/28/2021- 03/24/2051	14,145,702	0.4
1,575,000 (1)(4)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,719,452	0.1
1,199,000 (1)	National Securities Clearing Corp., 1.500%, 04/23/2025	1,227,135	0.0
894,000 (1)	Nationwide Building Society, 2.000%, 01/27/2023	921,208	0.0
1,004,000 (1)(4)	Nationwide Building Society, 3.960%, 07/18/2030	1,131,374	0.1
1,576,000 (1)	New York Life Global Funding, 2.875%, 04/10/2024	1,700,803	0.1
2,661,000 (1)(2)(4)	Nordea Bank ABP, 6.125%, 12/31/2199	2,709,417	0.1
174,000 (1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	193,879	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,000,000	Royal Bank of Canada, 0.956%, (US0003M + 0.660)%, 10/05/2023	$2,004,211	0.0
5,998,000	Royal Bank of Canada, 2.250%-3.700%, 10/05/2023- 11/01/2024	6,454,753	0.2
760,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	797,876	0.0
566,000 (1)(2)	Scentre Group Trust 1 / Scentre Group Trust 2, 4.375%, 05/28/2030	623,034	0.0
559,000 (1)	UBS AG/London, 1.750%, 04/21/2022	569,699	0.0
300,000 (1)	USAA Capital Corp., 2.125%, 05/01/2030	309,272	0.0
12,945,000 (4)	Wells Fargo & Co., 2.406%-5.013%, 08/15/2023- 04/04/2051	14,228,357	0.4
8,795,000 (4)	Wells Fargo Bank NA, 2.082%-3.625%, 10/22/2021- 09/09/2022	9,085,394	0.3
116,369,000 (3)	Other Securities	126,178,361	3.6
		301,477,933	8.6
	Industrial: 1.5%
808,000 (1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	759,950	0.0
264,000 (1)(2)	BAE Systems PLC, 3.400%, 04/15/2030	288,504	0.0
2,047,000 (1)	Carrier Global Corp., 2.493%, 02/15/2027	2,088,015	0.1
1,195,000 (1)	Carrier Global Corp., 2.722%, 02/15/2030	1,200,265	0.0
1,240,000 (1)	Carrier Global Corp., 3.577%, 04/05/2050	1,215,337	0.0
2,365,000 (1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,546,390	0.1
2,000,000 (1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,009,165	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,330,000 (1)	SMBC Aviation Capital Finance DAC, 3.550%, 04/15/2024	$1,362,600	0.0
2,250,000 (1)	TTX Co., 3.600%, 01/15/2025	2,476,250	0.1
35,111,000 (3)	Other Securities	39,633,000	1.1
		53,579,476	1.5
	Technology: 1.4%
8,160,000	Apple, Inc., 3.750%-3.850%, 05/04/2043- 11/13/2047	9,935,186	0.3
1,000,000 (1)	Broadcom, Inc., 4.300%, 11/15/2032	1,106,566	0.0
1,000,000 (1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,147,317	0.1
900,000 (1)	Microchip Technology, Inc., 2.670%, 09/01/2023	926,854	0.0
6,400,000	Microsoft Corp., 3.700%, 08/08/2046	8,041,310	0.2
5,750,000	Microsoft Corp., 2.400%-2.525%, 08/08/2026- 06/01/2050	6,072,541	0.2
255,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	274,957	0.0
18,973,000 (3)	Other Securities	21,064,904	0.6
		48,569,635	1.4
	Utilities: 2.9%
1,576,000 (1)	AES Corp./The, 3.950%, 07/15/2030	1,669,575	0.0
2,500,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,109,129	0.1
3,219,000 (1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,411,051	0.1
1,055,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	1,055,228	0.0
1,485,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,648,614	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
3,885,000	Duke Energy Carolinas LLC, 3.200%-4.000%, 09/30/2042- 08/15/2049	$4,556,910	0.1
2,043,000	Duke Energy Progress LLC, 3.700%-4.200%, 08/15/2045- 10/15/2046	2,498,713	0.1
2,802,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,244,598	0.1
411,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	460,296	0.0
231,000 (1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	260,453	0.0
467,000 (1)	Puget Energy, Inc., 4.100%, 06/15/2030	516,504	0.0
72,626,000 (3)(5)	Other Securities	79,294,087	2.3
		101,725,158	2.9
	Total Corporate Bonds/Notes (Cost $797,043,261)	862,807,610	24.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.6%
3,513,480 (1)(4)	Agate Bay Mortgage Trust 2015-6 B2, 3.602%, 09/25/2045	3,540,053	0.1
4,441,533	Alternative Loan Trust 2005-10CB 1A1, 0.685%, (US0001M + 0.500)%, 05/25/2035	3,527,966	0.1
3,658,553	Alternative Loan Trust 2005-51 3A2A, 2.794%, (12MTA + 1.290)%, 11/20/2035	3,297,730	0.1
1,593,394	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,417,529	0.0
2,020,476	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,964,375	0.1
424,037(6)	Alternative Loan Trust 2005-J3 2A2, 4.816%, (-1.000*US0001M + 5.000)%, 05/25/2035	48,091	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,345,254	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	$968,562	0.0
2,821,172	Alternative Loan Trust 2006-HY11 A1, 0.305%, (US0001M + 0.120)%, 06/25/2036	2,601,250	0.1
1,967,191	Alternative Loan Trust 2007-23CB A3, 0.685%, (US0001M + 0.500)%, 09/25/2037	784,269	0.0
151,824	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	142,673	0.0
2,647,904	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.375%, (US0001M + 0.190)%, 01/25/2037	2,281,469	0.1
18,469	CHL Mortgage Pass-Through Trust 2005-2 2A3, 0.865%, (US0001M + 0.680)%, 03/25/2035	16,414	0.0
162,655	Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	171,658	0.0
779,399	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	761,846	0.0
1,336,642 (4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.934%, 09/25/2037	1,258,485	0.1
1,192,958 (1)(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/ 2058	1,203,588	0.0
48,662 (4)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.979%, 08/25/2035	46,943	0.0
2,162,683	Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	2,174,572	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
304,947	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	$300,673	0.0
2,000,000 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.185%, (US0001M + 2.000)%, 01/25/2040	1,918,681	0.1
923,946	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.685%, (US0001M + 0.500)%, 11/25/2035	430,251	0.0
4,345,732	Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.905%, (US0001M + 0.720)%, 11/25/2035	4,217,619	0.1
2,000,000 (1)(4)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	2,022,938	0.1
800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.835%, (US0001M + 3.650)%, 02/25/2040	760,072	0.0
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,213,713	0.0
12,365,567	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	14,200,302	0.4
1,913,171	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,049,567	0.1
26,009,219 (6)	Fannie Mae 2016-82 SD, 5.866%, (-1.000*US0001M + 6.050)%, 11/25/2046	6,061,300	0.2
5,044,616	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	5,321,223	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,796,235	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.435%, (US0001M + 4.250)%, 04/25/2029	$8,213,602	0.2
3,024,488	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.185%, (US0001M + 4.000)%, 05/25/2025	3,079,402	0.1
170,012	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.185%, (US0001M + 4.000)%, 05/25/2025	172,865	0.0
4,778,627	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.735%, (US0001M + 5.550)%, 04/25/2028	5,100,153	0.1
6,677,699	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.435%, (US0001M + 4.250)%, 01/25/2029	6,969,007	0.2
8,044,026	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450)%, 01/25/2029	8,285,681	0.2
265,307	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350)%, 05/25/2029	276,774	0.0
4,211,694	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.735%, (US0001M + 3.550)%, 07/25/2029	4,318,451	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,040,672	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650)%, 09/25/2029	$6,096,103	0.2
1,500,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000)%, 10/25/2029	1,522,923	0.0
5,634,367	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.035%, (US0001M + 2.850)%, 11/25/2029	5,587,874	0.2
7,803,269	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.385%, (US0001M + 2.200)%, 01/25/2030	7,709,096	0.2
766,410	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.835%, (US0001M + 2.650)%, 02/25/2030	766,470	0.0
7,213,078	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400)%, 05/28/2030	7,117,261	0.2
6,522,199	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.685%, (US0001M + 2.500)%, 05/25/2030	6,474,674	0.2
3,527,846	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.985%, (US0001M + 2.800)%, 02/25/2030	3,498,505	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,529,495	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.385%, (US0001M + 2.200)%, 08/25/2030	$5,456,352	0.2
3,008,467	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.335%, (US0001M + 2.150)%, 10/25/2030	2,983,284	0.1
5,722,151	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550)%, 12/25/2030	5,685,048	0.2
5,223,661	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.535%, (US0001M + 2.350)%, 01/25/2031	5,155,239	0.2
3,966,885	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000)%, 03/25/2031	3,840,500	0.1
2,479,719	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.285%, (US0001M + 2.100)%, 03/25/2031	2,443,814	0.1
13,347,828	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.435%, (US0001M + 2.250)%, 07/25/2030	13,145,686	0.4
2,405,967 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300)%, 08/25/2031	2,390,066	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,609,972 (1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.285%, (US0001M + 2.100)%, 06/25/2039	$3,535,777	0.1
1,769,300 (1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.335%, (US0001M + 2.150)%, 09/25/2031	1,762,260	0.1
4,665,104 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.585%, (US0001M + 2.400)%, 04/25/2031	4,651,979	0.1
1,585,745 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.635%, (US0001M + 2.450)%, 07/25/2031	1,561,122	0.0
3,550,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.285%, (US0001M + 2.100)%, 09/25/2039	3,476,850	0.1
1,800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.235%, (US0001M + 2.050)%, 01/25/2040	1,731,896	0.1
500,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.835%, (US0001M + 3.650)%, 02/25/2040	487,846	0.0
1,900,947	Fannie Mae Connecticut Avenue Securities, 5.885%, (US0001M + 5.700)%, 04/25/2028	2,015,937	0.1
483,360 (6)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	76,282	0.0
414,840 (6)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	60,792	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,722	Fannie Mae REMIC Trust 1994-77 FB, 1.685%, (US0001M + 1.500)%, 04/25/2024	$7,804	0.0
334,682	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	377,339	0.0
25,842	Fannie Mae REMIC Trust 2002-21 FC, 1.085%, (US0001M + 0.900)%, 04/25/2032	26,097	0.0
787,819 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	172,831	0.0
63,884	Fannie Mae REMIC Trust 2004-11 A, 0.305%, (US0001M + 0.120)%, 03/25/2034	63,652	0.0
432,319	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	511,065	0.0
200,855	Fannie Mae REMIC Trust 2005-74 DK, 23.262%, (-4.000*US0001M + 24.000)%, 07/25/ 2035	319,496	0.0
4,576,856 (6)	Fannie Mae REMIC Trust 2005-92 SC, 6.496%, (-1.000*US0001M + 6.680)%, 10/25/2035	1,025,542	0.0
281,271	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	324,817	0.0
882,600	Fannie Mae REMIC Trust 2006-104 ES, 32.528%, (-5.000*US0001M + 33.450)%, 11/25/ 2036	1,729,295	0.1
5,153,534 (6)	Fannie Mae REMIC Trust 2006-12 SD, 6.566%, (-1.000*US0001M + 6.750)%, 10/25/2035	1,097,917	0.0
2,462,077 (6)	Fannie Mae REMIC Trust 2006-123 UI, 6.556%, (-1.000*US0001M + 6.740)%, 01/25/2037	638,731	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
580,556 (6)	Fannie Mae REMIC Trust 2006-72 HS, 6.516%, (-1.000*US0001M + 6.700)%, 08/25/2026	$78,735	0.0
164,987	Fannie Mae REMIC Trust 2007-73 A1, 0.236%, (US0001M + 0.060)%, 07/25/2037	162,325	0.0
464,377	Fannie Mae REMIC Trust 2008-20 SP, 15.039%, (-2.500*US0001M + 15.500)%, 03/25/ 2038	658,722	0.0
2,099,521	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,373,334	0.1
7,581,083 (6)	Fannie Mae REMIC Trust 2010-102 SB, 6.416%, (-1.000*US0001M + 6.600)%, 09/25/2040	1,936,889	0.1
2,431,587 (6)	Fannie Mae REMIC Trust 2010-116 SE, 6.416%, (-1.000*US0001M + 6.600)%, 10/25/2040	536,235	0.0
7,088,126 (6)	Fannie Mae REMIC Trust 2010-123 SL, 5.886%, (-1.000*US0001M + 6.070)%, 11/25/2040	1,409,300	0.0
3,464,763	Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	3,569,722	0.1
3,660,986 (6)	Fannie Mae REMIC Trust 2010-55 AS, 6.236%, (-1.000*US0001M + 6.420)%, 06/25/2040	806,836	0.0
8,159,907	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	9,407,709	0.3
1,147,481	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,285,111	0.0
4,467,489 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	460,956	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,233,267 (6)	Fannie Mae REMIC Trust 2012-10 US, 6.266%, (-1.000*US0001M + 6.450)%, 02/25/2042	$165,045	0.0
1,116,504	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	1,173,075	0.0
9,987,933 (6)	Fannie Mae REMIC Trust 2012-113 SG, 5.916%, (-1.000*US0001M + 6.100)%, 10/25/2042	1,904,188	0.1
7,251,725 (6)	Fannie Mae REMIC Trust 2012-122 SB, 5.966%, (-1.000*US0001M + 6.150)%, 11/25/2042	1,378,099	0.0
2,906,864 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	236,312	0.0
3,922,600	Fannie Mae REMIC Trust 2012-131 BS, 5.193%, (-1.200*US0001M + 5.400)%, 12/25/2042	4,172,394	0.1
11,556,895 (6)	Fannie Mae REMIC Trust 2012-137 SN, 5.916%, (-1.000*US0001M + 6.100)%, 12/25/2042	2,126,384	0.1
3,973,898 (6)	Fannie Mae REMIC Trust 2012-15 SP, 6.436%, (-1.000*US0001M + 6.620)%, 06/25/2040	263,017	0.0
2,675,235 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	354,051	0.0
709,724	Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	790,305	0.0
9,345,893 (6)	Fannie Mae REMIC Trust 2013-60 DS, 6.016%, (-1.000*US0001M + 6.200)%, 06/25/2033	1,708,610	0.1
8,022,704 (6)	Fannie Mae REMIC Trust 2013-9 DS, 5.966%, (-1.000*US0001M + 6.150)%, 02/25/2043	2,275,454	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21,159,218 (6)	Fannie Mae REMIC Trust 2013-9 SA, 5.966%, (-1.000*US0001M + 6.150)%, 03/25/2042	$3,888,415	0.1
2,469,354 (6)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	74,631	0.0
21,562,718 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	4,592,712	0.1
3,469,251 (6)	Fannie Mae REMICS 2005-66 SY, 6.516%, (-1.000*US0001M + 6.700)%, 07/25/2035	851,105	0.0
6,198,398 (6)	Fannie Mae REMICS 2006-120 QD, 4.516%, (-1.000*US0001M + 4.700)%, 10/25/2036	836,458	0.0
2,888,286 (6)	Fannie Mae REMICS 2006-59 XS, 7.016%, (-1.000*US0001M + 7.200)%, 07/25/2036	688,530	0.0
3,178,142 (6)	Fannie Mae REMICS 2007-53 SX, 5.916%, (-1.000*US0001M + 6.100)%, 06/25/2037	758,101	0.0
4,829,630 (6)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	1,022,373	0.0
17,394,136 (6)	Fannie Mae REMICS 2010-139 SA, 5.846%, (-1.000*US0001M + 6.030)%, 12/25/2040	3,868,868	0.1
1,160,017	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,347,692	0.0
103,000	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	113,961	0.0
4,422,593 (6)	Fannie Mae REMICS 2011-149 ES, 5.816%, (-1.000*US0001M + 6.000)%, 07/25/2041	560,990	0.0
1,162,493	Fannie Mae REMICS 2012-150 CS, 5.723%, (-1.500*US0001M + 6.000)%, 01/25/2043	1,180,757	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,234,262 (6)	Fannie Mae REMICS 2016-62 SC, 5.816%, (-1.000*US0001M + 6.000)%, 09/25/2046	$2,616,093	0.1
12,181,343 (6)	Fannie Mae REMICS 2016-93 SL, 6.466%, (-1.000*US0001M + 6.650)%, 12/25/2046	2,571,287	0.1
3,313,988	Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	3,464,016	0.1
14,249,337 (6)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	3,153,058	0.1
2,039,156	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	2,174,548	0.1
414,597	Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	437,149	0.0
6,831,768 (6)	Fannie Mae REMICS 2018-43 SE, 6.066%, (-1.000*US0001M + 6.250)%, 09/25/2038	1,478,391	0.0
1,859,814	Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	1,947,877	0.1
12,095,543 (6)	Fannie Mae REMICS 2019-18 SA, 5.866%, (-1.000*US0001M + 6.050)%, 05/25/2049	2,670,223	0.1
9,155,027 (6)	Fannie Mae REMICS 2019-25 PS, 5.866%, (-1.000*US0001M + 6.050)%, 06/25/2049	2,289,660	0.1
1,423,426 (1)(4)	Flagstar Mortgage Trust 2018-1 B1, 4.026%, 03/25/2048	1,439,626	0.0
1,518,321 (1)(4)	Flagstar Mortgage Trust 2018-1 B2, 4.026%, 03/25/2048	1,490,234	0.0
1,992,796 (1)(4)	Flagstar Mortgage Trust 2018-1 B3, 4.026%, 03/25/2048	1,898,868	0.1
1,721,120 (1)(4)	Flagstar Mortgage Trust 2018-2 B2, 4.038%, 04/25/2048	1,694,043	0.0
2,008,093 (1)(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,098,030	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,934,048 (6)	Freddie Mac 2815 GS, 5.815%, (-1.000*US0001M + 6.000)%, 03/15/2034	$1,030,321	0.0
2,620	Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	2,694	0.0
213,323	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	242,740	0.0
210,192	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	233,295	0.0
93,375	Freddie Mac REMIC Trust 2411 FJ, 0.535%, (US0001M + 0.350)%, 12/15/2029	93,077	0.0
134,424	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	150,733	0.0
222,281	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	230,304	0.0
286,385	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	332,540	0.0
214,615	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	250,736	0.0
326,226 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	68,469	0.0
415,974	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	493,050	0.0
1,087,277	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,258,738	0.0
750,361	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	859,466	0.0
891,244	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,021,627	0.0
5,546,577 (6)	Freddie Mac REMIC Trust 3045 DI, 6.545%, (-1.000*US0001M + 6.730)%, 10/15/2035	1,292,759	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,230,492 (6)	Freddie Mac REMIC Trust 3064 SP, 6.415%, (-1.000*US0001M + 6.600)%, 03/15/2035	$158,793	0.0
372,969	Freddie Mac REMIC Trust 3065 DC, 19.306%, (-3.000*US0001M + 19.860)%, 03/15/2035	534,756	0.0
721,716 (6)	Freddie Mac REMIC Trust 3102 IS, 23.889%, (-3.667*US0001M + 24.567)%, 01/15/2036	466,088	0.0
2,917,078	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	3,348,148	0.1
1,656,590 (6)	Freddie Mac REMIC Trust 3170 SA, 6.415%, (-1.000*US0001M + 6.600)%, 09/15/2033	379,345	0.0
953,009 (6)	Freddie Mac REMIC Trust 3171 PS, 6.300%, (-1.000*US0001M + 6.485)%, 06/15/2036	204,452	0.0
1,362,907	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,599,897	0.0
357,588 (4)(6)	Freddie Mac REMIC Trust 3524 LA, 5.096%, 03/15/2033	406,517	0.0
88,579	Freddie Mac REMIC Trust 3556 NT, 3.285%, (US0001M + 3.100)%, 03/15/2038	90,291	0.0
6,347,627 (6)	Freddie Mac REMIC Trust 3589 SB, 6.015%, (-1.000*US0001M + 6.200)%, 10/15/2039	1,431,105	0.0
1,048,967 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	144,525	0.0
6,509,366	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	7,611,916	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,293,685	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	$2,703,191	0.1
37,184 (6)	Freddie Mac REMIC Trust 3710 SL, 5.815%, (-1.000*US0001M + 6.000)%, 05/15/2036	91	0.0
1,158,436	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,363,617	0.0
642,656 (6)	Freddie Mac REMIC Trust 3752 WS, 6.415%, (-1.000*US0001M + 6.600)%, 12/15/2039	27,321	0.0
3,626,205 (6)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	105,904	0.0
1,707,540	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	1,931,568	0.1
5,406,187 (6)	Freddie Mac REMIC Trust 3856 KS, 6.365%, (-1.000*US0001M + 6.550)%, 05/15/2041	1,066,361	0.0
1,523,000	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,781,875	0.1
1,704,328 (6)	Freddie Mac REMIC Trust 3925 SD, 5.865%, (-1.000*US0001M + 6.050)%, 07/15/2040	191,532	0.0
8,929,100 (6)	Freddie Mac REMIC Trust 3925 SL, 5.865%, (-1.000*US0001M + 6.050)%, 01/15/2041	940,704	0.0
1,673,643 (6)	Freddie Mac REMIC Trust 3936 GS, 6.515%, (-1.000*US0001M + 6.700)%, 11/15/2025	51,869	0.0
12,740,948 (6)	Freddie Mac REMIC Trust 3951 SN, 6.365%, (-1.000*US0001M + 6.550)%, 11/15/2041	2,973,880	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,134,153 (6)	Freddie Mac REMIC Trust 3984 NS, 6.415%, (-1.000*US0001M + 6.600)%, 01/15/2040	$142,476	0.0
957,588	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,083,180	0.0
1,934,422	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	2,386,859	0.1
1,597,757 (6)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	82,647	0.0
3,731,987 (6)	Freddie Mac REMIC Trust 4094 YS, 6.515%, (-1.000*US0001M + 6.700)%, 04/15/2040	368,745	0.0
9,310,210 (6)	Freddie Mac REMIC Trust 4102 MS, 6.415%, (-1.000*US0001M + 6.600)%, 09/15/2042	1,932,322	0.1
877,156 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	127,002	0.0
4,627,735	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,045,135	0.1
27,681,763	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	31,852,220	0.9
8,671,684 (6)	Freddie Mac REMIC Trust 4313 SD, 5.965%, (-1.000*US0001M + 6.150)%, 03/15/2044	1,893,781	0.1
13,387,891 (6)	Freddie Mac REMIC Trust 4313 SE, 5.965%, (-1.000*US0001M + 6.150)%, 03/15/2044	2,919,550	0.1
2,384,339 (6)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	142,822	0.0
1,431,873 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	217,312	0.0
7,467,738	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,724,131	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,183,737 (6)	Freddie Mac REMIC Trust 4346 ST, 6.015%, (-1.000*US0001M + 6.200)%, 07/15/2039	$701,223	0.0
11,539,162	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,581,079	0.4
4,930,200 (6)	Freddie Mac REMIC Trust 4386 LS, 5.915%, (-1.000*US0001M + 6.100)%, 09/15/2044	908,347	0.0
8,659,209 (6)	Freddie Mac REMICS 3284 CI, 5.935%, (-1.000*US0001M + 6.120)%, 03/15/2037	2,000,422	0.1
3,725,618 (6)	Freddie Mac REMICS 3311 IC, 6.225%, (-1.000*US0001M + 6.410)%, 05/15/2037	799,958	0.0
8,020,080 (6)	Freddie Mac REMICS 3510 IC, 5.895%, (-1.000*US0001M + 6.080)%, 08/15/2037	1,787,925	0.1
4,036,308 (6)	Freddie Mac REMICS 3575 ST, 6.415%, (-1.000*US0001M + 6.600)%, 04/15/2039	867,934	0.0
11,658,519 (6)	Freddie Mac REMICS 3702 SB, 4.315%, (-1.000*US0001M + 4.500)%, 08/15/2040	1,921,290	0.1
5,336,513 (6)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	936,711	0.0
14,060,981 (6)	Freddie Mac REMICS 4675 KS, 5.815%, (-1.000*US0001M + 6.000)%, 04/15/2047	3,093,153	0.1
371,350	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	381,929	0.0
14,503,536	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	16,232,619	0.5
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,513,607	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	$2,724,046	0.1
33,954,988 (6)	Freddie Mac REMICS 4901 BS, 5.915%, (-1.000*US0001M + 6.100)%, 07/25/2049	7,169,568	0.2
8,513,210	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,821,318	0.3
1,309,159 (1)	Freddie Mac STACR 2019-HQA3 M2, 2.035%, (US0001M + 1.850)%, 09/27/2049	1,274,294	0.0
1,000,000 (1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 2.035%, (US0001M + 1.850)%, 02/25/2050	961,041	0.0
3,600,000 (1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.335%, (US0001M + 2.150)%, 12/25/2030	3,492,943	0.1
3,900,000 (1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300)%, 10/25/2048	3,790,876	0.1
9,917,996 (6)	Freddie Mac Strips Series 311 S1, 5.765%, (-1.000*US0001M + 5.950)%, 08/15/2043	1,814,643	0.1
735,615	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.185%, (US0001M + 4.000)%, 08/25/2024	752,489	0.0
1,575,584	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.085%, (US0001M + 3.900)%, 12/25/2027	1,609,651	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.885%, (US0001M + 4.700)%, 04/25/2028	$3,254,820	0.1
783,362	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.985%, (US0001M + 3.800)%, 03/25/2025	797,609	0.0
1,743,083	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.718%, (US0001M + 5.550)%, 07/25/2028	1,836,908	0.1
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.035%, (US0001M + 3.850)%, 03/25/2029	518,606	0.0
9,900,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.685%, (US0001M + 2.500)%, 03/25/2030	10,040,198	0.3
866,494	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.735%, (US0001M + 3.550)%, 08/25/2029	888,215	0.0
5,852,874	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.835%, (US0001M + 2.650)%, 12/25/2029	5,849,102	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,189,580	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.535%, (US0001M + 2.350)%, 04/25/2030	$5,218,177	0.2
5,272,170	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.985%, (US0001M + 1.800)%, 07/25/2030	5,203,126	0.2
1,041,951	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.485%, (US0001M + 2.300)%, 09/25/2030	1,036,223	0.0
288,661	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	354,379	0.0
398,046	Freddie Mac Structured Pass Through Certificates T-62 1A1, 2.704%, (12MTA + 1.200)%, 10/25/2044	402,311	0.0
39,479	Freddie Mac-Ginnie Mae Series 27 FC, 1.875%, (PRIME + (1.375))%, 03/25/2024	39,968	0.0
834,166 (1)(4)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	857,814	0.0
10,753,964 (6)	Ginnie Mae 2007-35 KY, 6.255%, (-1.000*US0001M + 6.450)%, 06/16/2037	2,461,899	0.1
853,532	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	873,639	0.0
861,171	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	886,254	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
373,571	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	$369,030	0.0
376,819	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	385,372	0.0
792,870 (6)	Ginnie Mae Series 2005-7 AH, 6.575%, (-1.000*US0001M + 6.770)%, 02/16/2035	170,573	0.0
44,197	Ginnie Mae Series 2007-37 S, 24.585%, (-3.667*US0001M + 25.300)%, 04/16/2037	47,122	0.0
390,878	Ginnie Mae Series 2007-8 SP, 21.432%, (-3.242*US0001M + 22.049)%, 03/20/2037	663,052	0.0
2,396,504 (6)	Ginnie Mae Series 2008-35 SN, 6.210%, (-1.000*US0001M + 6.400)%, 04/20/2038	420,044	0.0
1,247,258 (6)	Ginnie Mae Series 2008-40 PS, 6.305%, (-1.000*US0001M + 6.500)%, 05/16/2038	260,966	0.0
9,424,601 (6)	Ginnie Mae Series 2009-106 SU, 6.010%, (-1.000*US0001M + 6.200)%, 05/20/2037	2,080,953	0.1
3,127,812 (6)	Ginnie Mae Series 2009-25 KS, 6.010%, (-1.000*US0001M + 6.200)%, 04/20/2039	694,941	0.0
1,562,675	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,782,284	0.1
1,985,695	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,284,067	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
564,481 (6)	Ginnie Mae Series 2009-33 SN, 6.110%, (-1.000*US0001M + 6.300)%, 05/20/2039	$16,962	0.0
12,265,302	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,817,828	0.4
458,775 (6)	Ginnie Mae Series 2009-43 HS, 6.010%, (-1.000*US0001M + 6.200)%, 06/20/2038	12,791	0.0
2,134,724 (6)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	252,922	0.0
1,967,923 (6)	Ginnie Mae Series 2010-116 NS, 6.455%, (-1.000*US0001M + 6.650)%, 09/16/2040	412,269	0.0
5,641,675 (6)	Ginnie Mae Series 2010-116 SK, 6.430%, (-1.000*US0001M + 6.620)%, 08/20/2040	1,276,310	0.0
8,465,166 (6)	Ginnie Mae Series 2010-149 HS, 5.905%, (-1.000*US0001M + 6.100)%, 05/16/2040	1,060,672	0.0
3,096,803 (6)	Ginnie Mae Series 2010-4 SP, 6.305%, (-1.000*US0001M + 6.500)%, 01/16/2039	398,601	0.0
3,560,308	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	4,023,523	0.1
1,834,575 (6)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	159,175	0.0
2,310,038 (6)	Ginnie Mae Series 2010-68 MS, 5.660%, (-1.000*US0001M + 5.850)%, 06/20/2040	451,554	0.0
4,654,702 (6)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,004,674	0.0
2,797,744 (6)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	190,474	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
784,525 (6)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	$51,255	0.0
52,859	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	59,217	0.0
4,857,220 (6)	Ginnie Mae Series 2011-80 KS, 6.480%, (-1.000*US0001M + 6.670)%, 06/20/2041	1,284,479	0.0
774,642 (6)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	40,105	0.0
62,993	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	64,308	0.0
12,080,498 (6)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	2,162,411	0.1
9,692,823 (6)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	2,025,761	0.1
10,375,912	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	10,992,229	0.3
8,662,469 (6)	Ginnie Mae Series 2014-3 SU, 5.860%, (-1.000*US0001M + 6.050)%, 07/20/2039	1,867,434	0.1
1,386,009	Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,602,390	0.0
10,633,217 (6)	Ginnie Mae Series 2014-55 MS, 6.005%, (-1.000*US0001M + 6.200)%, 04/16/2044	2,392,420	0.1
11,423,655 (6)	Ginnie Mae Series 2014-56 SP, 6.005%, (-1.000*US0001M + 6.200)%, 12/16/2039	1,755,213	0.1
9,488,991 (6)	Ginnie Mae Series 2014-58 CS, 5.405%, (-1.000*US0001M + 5.600)%, 04/16/2044	1,850,751	0.1
12,332,194 (6)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	2,823,033	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,803,297 (6)	Ginnie Mae Series 2014-99 S, 5.410%, (-1.000*US0001M + 5.600)%, 06/20/2044	$1,039,717	0.0
3,179,834	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	3,384,939	0.1
3,912,361	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	4,157,550	0.1
49,134,801 (6)	Ginnie Mae Series 2019-145 LS, 2.640%, (-1.000*US0001M + 2.830)%, 11/20/2049	4,399,437	0.1
2,343,420 (1)(4)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	2,414,961	0.1
2,830,420 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	2,898,821	0.1
59,705	HarborView Mortgage Loan Trust 2005-2 2A1A, 0.634%, (US0001M + 0.440)%, 05/19/2035	54,181	0.0
227,731	HomeBanc Mortgage Trust 2004-1 2A, 1.045%, (US0001M + 0.860)%, 08/25/2029	216,102	0.0
3,000,000	HomeBanc Mortgage Trust 2005-4 M1, 0.655%, (US0001M + 0.470)%, 10/25/2035	2,899,106	0.1
2,978,011	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.395%, (US0001M + 0.210)%, 04/25/2046	2,639,957	0.1
2,409,572	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.395%, (US0001M + 0.210)%, 02/25/2046	1,917,519	0.0
10,709 (4)	JP Morgan Mortgage Trust 2005-A1 6T1, 3.774%, 02/25/2035	10,093	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
97,315 (4)	JP Morgan Mortgage Trust 2007-A1 5A5, 3.968%, 07/25/2035	$94,677	0.0
2,319,804 (1)(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	2,413,580	0.1
4,387,259 (1)(4)	JP Morgan Mortgage Trust 2017-4 B1, 3.934%, 11/25/2048	4,575,089	0.1
1,610,003 (1)(4)	JP Morgan Mortgage Trust 2017-4 B2, 3.934%, 11/25/2048	1,652,381	0.1
1,044,077 (1)(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.814%, 12/25/2048	1,060,040	0.0
1,612,730 (1)(4)	JP Morgan Mortgage Trust 2018-1 B1, 3.729%, 06/25/2048	1,626,571	0.1
1,612,730 (1)(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.729%, 06/25/2048	1,611,978	0.0
1,992,195 (1)(4)	JP Morgan Mortgage Trust 2018-1 B3, 3.729%, 06/25/2048	1,981,028	0.1
1,428,865 (1)(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.754%, 09/25/2048	1,449,404	0.0
1,287,312 (1)(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.763%, 10/25/2048	1,288,153	0.0
332,089 (1)(4)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	342,217	0.0
810,584 (1)(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	831,037	0.0
2,460,395 (1)(4)	JP Morgan Mortgage Trust 2019-7 B2A, 3.191%, 02/25/2050	2,368,430	0.1
1,974,353 (1)(4)	JP Morgan Mortgage Trust 2019-8 B3A, 3.452%, 03/25/2050	1,905,443	0.1
1,033,930 (1)(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,063,096	0.0
4,620,853,436 (1)(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	2,752,642	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,271,834 (6)	Lehman Mortgage Trust 2006-9 2A5, 6.436%, (-1.000*US0001M + 6.620)%, 01/25/2037	$720,763	0.0
2,679,376	Lehman XS Trust Series 2005-5N 1A2, 0.545%, (US0001M + 0.360)%, 11/25/2035	2,205,905	0.1
314,988	Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.565%, (US0001M + 0.380)%, 08/25/2035	314,242	0.0
26,875	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 0.435%, (US0001M + 0.250)%, 11/25/2035	25,037	0.0
2,000,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.985%, (US0001M + 1.800)%, 09/25/2035	1,946,771	0.1
1,545,466	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,228,117	0.0
1,585,956 (1)(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,694,277	0.1
18,558 (1)(4)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	18,894	0.0
828,535 (1)	RBSSP Resecuritization Trust 2011-3 2A1, 0.418%, (US0001M + 0.250)%, 02/26/2037	818,293	0.0
54,054	Sequoia Mortgage Trust 2003-4 2A1, 0.540%, (US0001M + 0.350)%, 07/20/2033	50,621	0.0
27,054 (4)	Sequoia Mortgage Trust 2005-4 2A1, 4.413%, 04/20/2035	27,301	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,220,006 (1)(4)	Sequoia Mortgage Trust 2014-3 B3, 3.934%, 10/25/2044	$1,233,478	0.0
1,195,970 (1)(4)	Sequoia Mortgage Trust 2014-4 B3, 3.869%, 11/25/2044	1,204,848	0.0
1,097,990 (1)(4)	Sequoia Mortgage Trust 2015-2 B3, 3.739%, 05/25/2045	1,115,264	0.0
1,237,019 (1)(4)	Sequoia Mortgage Trust 2015-3 B3, 3.701%, 07/25/2045	1,238,044	0.0
2,900,000 (1)(4)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,048,090	0.1
945,658 (1)(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	970,798	0.0
4,773,681 (1)(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.469%, 02/25/2048	5,041,818	0.2
964,608 (1)(4)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	992,328	0.0
1,849,639 (1)(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,909,490	0.1
842,240 (1)(4)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	876,678	0.0
1,500,000 (1)(4)	Sequoia Mortgage Trust 2020-1 A7, 3.500%, 02/25/2050	1,618,640	0.1
2,061,160 (1)(4)	Sequoia Mortgage Trust 2020-3 B3, 3.427%, 04/25/2050	1,900,251	0.1
698,000 (1)(4)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	617,830	0.0
219,662	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 0.444%, (US0001M + 0.250)%, 07/19/2035	204,044	0.0
92,706	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 0.444%, (US0001M + 0.250)%, 07/19/2035	88,291	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,475,878 (1)(7)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	$1,470,590	0.0
7,722	WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.990%, (COF 11 + 1.250)%, 02/27/2034	7,412	0.0
22,050	WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.904%, (12MTA + 1.400)%, 08/25/2042	20,539	0.0
34,277	WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 0.825%, (US0001M + 0.640)%, 01/25/2045	33,839	0.0
807,272 (4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.219%, 10/25/2036	750,036	0.0
333,997	WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.240%, (COF 11 + 1.500)%, 07/25/2046	301,018	0.0
55,209,747 (4)(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.443%, 08/25/2045	2,651,531	0.1
1,759,009	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.675%, (US0001M + 0.490)%, 10/25/2045	1,662,744	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
679,604 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.711%, 10/25/2036	$643,921	0.0
1,293,224 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.332%, 12/25/2036	1,177,347	0.0
2,351,724 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.913%, 08/25/2046	2,172,369	0.1
3,028,039 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.185%, 04/25/2037	2,643,189	0.1
1,959,669 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.352%, 07/25/2037	1,685,382	0.1
2,804,609	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	2,606,049	0.1
242,179	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	240,863	0.0
1,846,437	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 0.285%, (US0001M + 0.100)%, 12/25/2036	1,223,744	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,157,913	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.464%, (12MTA + 0.960)%, 08/25/2046	$2,745,034	0.1
1,577,207	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.615%, (US0001M + 0.430)%, 06/25/2037	1,245,671	0.0
143,737 (4)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.115%, 05/25/2035	143,115	0.0
365,181 (4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.018%, 04/25/2036	343,562	0.0
1,489,494 (1)(4)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.458%, 12/25/2049	1,459,991	0.1
1,040,278 (1)(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.777%, 08/20/2045	1,044,699	0.0
12,156,621	Other Securities	11,419,845	0.3
	Total Collateralized Mortgage Obligations (Cost $663,653,731)	691,281,574	19.6
MUNICIPAL BONDS: 0.1%
	California: 0.1%
1,600,000	Other Securities	2,314,037	0.1
	Total Municipal Bonds (Cost $1,600,773)	2,314,037	0.1
U.S. TREASURY OBLIGATIONS: 5.2%
	U.S. Treasury Bonds: 2.8%
31,947,000	0.625%,05/15/2030	31,854,653	0.9
30,298,000	1.125%,05/15/2040	30,020,466	0.8
32,718,000	2.000%,02/15/2050	37,460,832	1.1
		99,335,951	2.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 2.4%
27,656,000	0.125%,06/30/2022	$27,641,956	0.8
25,719,000	0.250%,06/15/2023	25,775,260	0.7
13,151,000	0.250%,06/30/2025	13,126,599	0.4
17,443,000	0.500%,06/30/2027	17,455,946	0.5
		83,999,761	2.4
	Total U.S. Treasury Obligations (Cost $182,511,031)	183,335,712	5.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.0%
	Federal Home Loan Mortgage Corporation: 4.1%(8)
9,065,306	3.000%,10/01/2046	9,835,222	0.3
7,943,579	3.000%,10/01/2046	8,442,782	0.3
10,229,379	3.000%,03/01/2048	10,867,760	0.3
521,734	3.231%, (US0012M + 1.721)%,06/01/2035	549,734	0.0
7,828,495	3.500%,12/01/2046	8,424,118	0.2
20,279,677	3.500%,03/01/2048	22,169,686	0.6
65,688	3.637%, (US0012M + 1.345)%,09/01/2035	68,129	0.0
4,905	3.750%, (H15T1Y + 2.250)%,04/01/2032	4,941	0.0
2,865	3.750%, (H15T1Y + 2.250)%,03/01/2036	3,024	0.0
9,247	4.039%, (H15T1Y + 2.250)%,11/01/2031	9,298	0.0
19,233	4.105%, (H15T1Y + 2.250)%,11/01/2035	20,223	0.0
2,126	4.147%, (H15T1Y + 2.210)%,06/01/2024	2,134	0.0
182,714	4.501%, (H15T1Y + 2.462)%,01/01/2029	183,453	0.0
76,824,662	2.500%-6.500%, 11/01/2021- 06/01/2048	83,543,048	2.4
		144,123,552	4.1
	Federal National Mortgage Association: 0.0%(8)
1,684,723	2.462%-4.175%, 09/01/2031- 10/01/2044	1,712,050	0.0
	Government National Mortgage Association: 1.2%
7,700,000 (9)	2.500%,08/01/2050	8,086,203	0.2
11,452,156	3.500%,12/20/2047	12,291,813	0.4
20,724,271 (4)	3.500%-5.500%, 11/15/2035- 10/20/2060	22,573,796	0.6
		42,951,812	1.2
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: 7.7%
9,260,451	3.000%,04/01/2045	$10,012,272	0.3
10,624,683	3.000%,01/01/2047	11,246,061	0.3
26,220,656	3.500%,08/01/2046	28,677,859	0.8
12,634,733	3.500%,07/01/2048	13,807,906	0.4
8,556,229	4.000%,12/01/2039	9,388,299	0.3
9,231,606	4.000%,09/01/2048	10,035,733	0.3
169,917,724 (9)	2.500%-7.500%, 02/01/2021- 07/25/2050	187,078,815	5.3
		270,246,945	7.7
	Total U.S. Government Agency Obligations (Cost $431,772,318)	459,034,359	13.0
ASSET-BACKED SECURITIES: 9.5%
	Automobile Asset-Backed Securities: 0.6%
1,750,000 (1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,772,789	0.1
1,250,000 (1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,275,117	0.0
16,750,000	Other Securities	17,184,352	0.5
		20,232,258	0.6
	Home Equity Asset-Backed Securities: 0.2%
1,358,209 (1)(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,286,680	0.0
882,679	Home Equity Asset Trust 2005-2 M5, 1.280%, (US0001M + 1.095)%, 07/25/2035	882,665	0.0
2,362,690	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.100%, (US0001M + 0.915)%, 03/25/2035	2,343,752	0.1
532,777	New Century Home Equity Loan Trust 2005-2 M3, 0.920%, (US0001M + 0.735)%, 06/25/2035	526,939	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued) br 0.2%
51,624	Renaissance Home Equity Loan Trust 2003-2 A, 1.065%, (US0001M + 0.880)%, 08/25/2033	$48,331	0.0
57,512	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 0.265%, (US0001M + 0.080)%, 11/25/2036	21,235	0.0
2,068,952	Other Securities	2,177,968	0.1
		7,287,570	0.2
	Other Asset-Backed Securities: 7.9%
1,421,793 (1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,305,568	0.0
1,625,245 (1)(4)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,709,150	0.1
9,000,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 3.164%, (US0003M + 1.330)%, 01/20/2033	8,821,458	0.3
2,473,265 (1)(4)(6)(10)	American Homes 4 Rent 2015-SFR1 XS, 3.230%, 04/17/2052	—	—
9,500,000 (1)	Apidos CLO XXXII 2019-32A A1, 3.003%, (US0003M + 1.320)%, 01/20/2033	9,323,310	0.3
4,500,000 (1)	Apidos CLO XXXIII 2020-33A A, 2.000%, (US0003M + 1.700)%, 07/24/2031	4,499,950	0.1
8,000,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 2.449%, (US0003M + 1.230)%, 01/15/2030	7,687,856	0.2
3,470,000 (1)	Babson CLO Ltd. 2017-1A A2, 2.485%, (US0003M + 1.350)%, 07/18/2029	3,351,732	0.1
4,393,000 (1)	Babson CLO Ltd. 2018-3A A2, 2.435%, (US0003M + 1.300)%, 07/20/2029	4,240,115	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,600,000 (1)	Bain Capital Credit CLO 2017-1A A2, 2.485%, (US0003M + 1.350)%, 07/20/2030	$1,555,848	0.0
3,200,000 (1)	Beechwood Park CLO Ltd. 2019-1A A1, 3.233%, (US0003M + 1.330)%, 01/17/2033	3,141,776	0.1
9,020,000 (1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.469%, (US0003M + 1.250)%, 07/15/2029	8,901,694	0.3
5,000,000 (1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 3.228%, (US0003M + 1.350)%, 01/15/2033	4,889,405	0.1
5,070,000 (1)	BlueMountain CLO 2015-1A BR, 3.811%, (US0003M + 2.500)%, 04/13/2027	5,025,739	0.1
3,490,000 (1)	Broad River BSL Funding CLO 2020-1A A, 2.061%, (US0003M + 1.850)%, 04/20/2029	3,485,791	0.1
4,000,000 (1)	Carbone CLO Ltd. 2017-1A A1, 2.275%, (US0003M + 1.140)%, 01/20/2031	3,899,104	0.1
2,400,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 2.265%, (US0003M + 1.130)%, 04/17/2031	2,273,112	0.1
55,298	Chase Funding Trust Series 2002-4 2A1, 0.925%, (US0001M + 0.740)%, 10/25/2032	54,209	0.0
106,708	Chase Funding Trust Series 2003-5 2A2, 0.785%, (US0001M + 0.600)%, 07/25/2033	98,641	0.0
3,750,000 (1)	CIFC Funding 2013-2A A1LR, 2.345%, (US0003M + 1.210)%, 10/18/2030	3,693,720	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,453,000 (1)	CIFC Funding 2017-2A A Ltd., 2.375%, (US0003M + 1.240)%, 04/20/2030	$3,406,878	0.1
3,000,000 (1)	CIFC Funding 2017-2A C, 3.485%, (US0003M + 2.350)%, 04/20/2030	2,898,528	0.1
4,000,000 (1)	CIFC Funding 2019-6A A1 Ltd., 2.506%, (US0003M + 1.330)%, 01/16/2033	3,928,152	0.1
2,766,000 (1)	Cole Park CLO Ltd. 2015-1A CR, 3.135%, (US0003M + 2.000)%, 10/20/2028	2,707,184	0.1
9,919	Countrywide Asset-Backed Certificates 2006-26 2A3, 0.355%, (US0001M + 0.170)%, 06/25/2037	9,936	0.0
5,921,102	Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.335%, (US0001M + 0.150)%, 10/25/2036	5,182,264	0.2
942,875 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	1,024,451	0.0
496,250 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	524,997	0.0
12,160,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 2.429%, (US0003M + 1.210)%, 10/15/2030	11,931,234	0.3
1,382,500 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,464,385	0.0
1,200,000 (1)	Dryden 55 CLO Ltd. 2018-55A A1, 2.239%, (US0003M + 1.020)%, 04/15/2031	1,174,897	0.0
8,610,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 2.569%, (US0003M + 1.350)%, 04/15/2028	8,330,743	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,460,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.592%, (US0003M + 1.200)%, 08/15/2030	$7,342,878	0.2
3,662,325 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,694,896	0.1
4,250,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.240%, (US0003M + 1.220)%, 07/24/2030	4,171,405	0.1
2,100,000 (1)	Gilbert Park CLO Ltd. 2017-1A A, 2.409%, (US0003M + 1.190)%, 10/15/2030	2,063,355	0.1
120,595	GSAMP Trust 2007-FM1 A2A, 0.255%, (US0001M + 0.070)%, 12/25/2036	65,971	0.0
2,160,790 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	2,254,534	0.1
2,000,000 (1)	Jay Park CLO Ltd. 2016-1A BR, 3.135%, (US0003M + 2.000)%, 10/20/2027	1,942,374	0.1
1,600,000 (1)	Jersey Mike’s Funding 2019-1A A2, 4.433%, 02/15/2050	1,576,768	0.0
4,300,000 (1)(9)	KKR CLO 21 A Ltd., 2.219%, (US0003M + 1.000)%, 04/15/2031	4,154,036	0.1
10,000,000 (1)	LCM 26A A2 Ltd., 2.385%, (US0003M + 1.250)%, 01/20/2031	9,586,170	0.2
6,308,000 (1)	LCM XIV L.P. 14A AR, 2.175%, (US0003M + 1.040)%, 07/20/2031	6,106,649	0.2
58,753	Long Beach Mortgage Loan Trust 2004-4 1A1, 0.745%, (US0001M + 0.560)%, 10/25/2034	51,336	0.0
2,120,000 (1)	Madison Park Funding XV Ltd. 2014-15A B1R, 3.191%, (US0003M + 2.200)%, 01/27/2026	2,113,812	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,150,000 (1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 2.785%, (US0003M + 1.650)%, 04/20/2031	$5,088,710	0.1
4,600,000 (1)	Magnetite CLO Ltd. 2020-26A A, 1.949%, (US0003M + 1.750)%, 07/15/2030	4,602,355	0.1
1,466,759 (1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,462,063	0.0
1,750,000 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,532,067	0.1
2,370,311 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,402,962	0.1
1,393,133 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,400,217	0.0
2,862,812 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,955,347	0.1
2,000,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 3.626%, (US0003M + 2.450)%, 10/16/2032	1,953,548	0.1
5,100,000 (1)	Oaktree CLO 2020-1A A Ltd., 2.345%, (US0003M + 2.000)%, 07/15/2029	5,108,435	0.1
3,500,000 (1)	OCP CLO 2020-18A A Ltd., 2.053%, (US0003M + 1.800)%, 04/20/2030	3,506,920	0.1
4,000,000 (1)	OCP CLO 2020-19 A A1 Ltd., 2.070%, (US0003M + 1.750)%, 07/20/2031	3,999,492	0.1
4,510,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.455%, (US0003M + 1.320)%, 03/17/2030	4,429,447	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,000,000 (1)	Octagon Investment Partners Ltd. 2017-1A A2, 2.569%, (US0003M + 1.350)%, 07/15/2029	$2,901,126	0.1
2,250,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.594%, (US0003M + 1.375)%, 07/15/2029	2,178,844	0.1
4,000,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.485%, (US0003M + 1.350)%, 07/19/2030	3,871,648	0.1
4,250,000 (1)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.991%, (US0003M + 1.000)%, 01/25/2031	4,133,894	0.1
8,000,000 (1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.732%, (US0003M + 1.340)%, 11/15/2032	7,811,216	0.2
5,515,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.235%, (US0003M + 1.100)%, 07/20/2030	5,403,558	0.1
3,000,000 (1)	Palmer Square CLO 2018-1A A1 Ltd., 2.165%, (US0003M + 1.030)%, 04/18/2031	2,935,158	0.1
2,000,000 (1)	Palmer Square Loan Funding 2018-1A C Ltd., 3.069%, (US0003M + 1.850)%, 04/15/2026	1,893,506	0.1
900,000 (1)(9)	Palmer Square Loan Funding 2018-2A C Ltd., 3.169%, (US0003M + 1.950)%, 07/15/2026	850,125	0.0
1,363,888	Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 1.265%, (US0001M + 1.080)%, 03/25/2035	1,368,208	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,375,000 (1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	$4,007,245	0.1
1,500,000 (1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,408,750	0.1
3,200,000 (1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	2,810,635	0.1
1,000,000 (1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	886,366	0.0
1,544,833 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,628,311	0.1
2,060,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 3.231%, (US0003M + 1.400)%, 01/15/2033	1,985,259	0.1
1,922,025 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,824,338	0.1
1,773,000 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,923,952	0.1
5,500,000 (1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	4,893,567	0.1
2,370,566 (1)	THL Credit Wind River 2013-2A AR CLO Ltd., 2.365%, (US0003M + 1.230)%, 10/18/2030	2,322,984	0.1
9,500,000 (1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.877%, (US0003M + 1.190)%, 11/01/2031	9,244,516	0.2
1,500,000 (1)(4)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,570,183	0.0
1,657,500 (1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,719,988	0.1
2,198,815	Other Securities	2,218,310	0.1
		275,899,261	7.9
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.8%
1,101,813 (1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	$1,129,601	0.0
805,182 (1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	828,403	0.0
1,549,153 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	1,593,787	0.1
781,758 (1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	790,494	0.0
1,056,075 (1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	1,072,544	0.0
295,614 (1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	300,898	0.0
750,000 (1)	Navient Private Education Loan Trust 2014-AA A3, 1.785%, (US0001M + 1.600)%, 10/15/2031	750,927	0.0
2,000,000 (1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,037,217	0.1
2,800,000 (1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	2,870,733	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,353,551	0.0
1,500,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,492,426	0.1
111,126 (1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	112,053	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
2,500,000 (1)(4)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	$2,422,480	0.1
2,100,000 (1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,194,445	0.1
2,200,000 (1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,204,926	0.1
5,000,000 (1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,884,596	0.1
2,000,000 (1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	2,090,288	0.0
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,056,487	0.0
		29,185,856	0.8
	Total Asset-Backed Securities (Cost $336,756,631)	332,604,945	9.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.9%
12,712,248 (4)(6)	BANK 2019-BNK16 XA, 1.125%, 02/15/2052	809,106	0.0
2,600,000 (1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	2,014,635	0.1
3,360,000 (4)	Bank 2019-BNK19 C, 4.169%, 08/15/2061	3,053,361	0.1
51,131,990 (4)(6)	Bank 2019-BNK19 XA, 1.097%, 08/15/2061	3,547,681	0.1
22,800,000 (1)(4)(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	657,602	0.0
27,795,554 (4)(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.205%, 08/15/2052	1,822,983	0.1
19,658,103 (4)(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.212%, 03/15/2052	1,410,038	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,290,000 (1)	BHP Trust 2019-BXHP D, 1.956%, (US0001M + 1.771)%, 08/15/2036	$2,006,895	0.1
2,330,000 (1)	BHP Trust 2019-BXHP E, 2.752%, (US0001M + 2.568)%, 08/15/2036	1,938,227	0.1
5,718,072 (1)	BX Commercial Mortgage Trust 2019-XL G, 2.485%, (US0001M + 2.300)%, 10/15/2036	5,515,691	0.2
5,321,581 (1)	BX Commercial Mortgage Trust 2019-XL J, 2.835%, (US0001M + 2.650)%, 10/15/2036	5,050,712	0.1
4,191,000 (1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.685%, (US0001M + 2.500)%, 12/15/2029	4,003,182	0.1
2,520,000 (1)	BX Trust 2019-MMP E, 2.085%, (US0001M + 1.900)%, 08/15/2036	2,355,489	0.1
2,280,000 (1)(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	2,053,202	0.0
19,929,823 (4)(6)	CD 2016-CD1 Mortgage Trust XA, 1.532%, 08/10/2049	1,184,071	0.0
3,951,241 (1)(4)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	3,608,477	0.1
4,120,000 (1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	2,438,623	0.1
35,452,313 (4)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.054%, 09/15/2050	1,776,101	0.0
58,677,604 (4)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.755%, 06/10/2051	2,565,402	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,101,000 (1)(4)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.235%, 11/10/2051	$1,842,923	0.0
13,989,883 (4)(6)	COMM 2012-CR2 XA, 1.790%, 08/15/2045	349,673	0.0
24,863,262 (4)(6)	COMM 2012-CR3 XA, 2.011%, 10/15/2045	759,836	0.0
65,166,000 (1)(4)(6)	COMM 2012-CR4 XB, 0.766%, 10/15/2045	899,441	0.0
19,992,290 (4)(6)	COMM 2012-CR5 XA, 1.664%, 12/10/2045	579,409	0.0
27,650,415 (1)(4)(6)	COMM 2012-LC4 XA, 2.284%, 12/10/2044	662,396	0.0
1,910,000 (1)(4)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	1,609,677	0.1
1,640,000 (4)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	1,166,240	0.1
910,000 (4)	COMM 2016-COR1 C, 4.529%, 10/10/2049	820,268	0.0
81,309,806 (4)(6)	COMM 2016-CR28 XA, 0.775%, 02/10/2049	2,193,999	0.1
5,920,000	COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	6,959,874	0.2
3,906,000 (1)(4)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	3,132,348	0.1
3,247,076 (1)(4)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	2,504,739	0.1
5,150,000 (1)	DBUBS 2011-LC2A F Mortgage Trust, 3.823%, (US0001M + 3.650)%, 07/10/2044	3,635,907	0.1
3,329,275 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.442%, 08/25/2020	21,217	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,470,000 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	$1,206,201	0.1
43,645,444 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.357%, 08/25/2022	978,544	0.0
22,000,000 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	905,819	0.0
27,650,000 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	1,153,464	0.1
10,700,000 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	476,588	0.0
527,461,739 (1)(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	549,668	0.0
2,920,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR E, 1.735%, (US0001M + 1.550)%, 07/15/2035	2,614,692	0.1
2,300,000 (1)(4)	GS Mortgage Securities Trust 2010-C2 D, 5.352%, 12/10/2043	2,270,569	0.1
4,400,000 (1)(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	4,187,294	0.1
2,740,000 (1)(4)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	2,654,082	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,070,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	$2,209,378	0.0
30,170,502 (4)(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.206%, 11/10/2046	859,778	0.0
46,146,012 (4)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 1.139%, 06/10/2047	1,131,823	0.0
6,930,000 (1)(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	6,470,034	0.2
5,310,000 (1)(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	4,697,494	0.1
105,757,940 (4)(6)	GS Mortgage Securities Trust 2019-GC42 XA, 0.814%, 09/01/2052	6,350,204	0.2
1,960,000 (1)(4)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	1,636,577	0.0
28,840,083 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.645%, 06/15/2045	442,589	0.0
43,398,307 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.822%, 12/15/2049	1,248,860	0.0
3,720,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.053%, 01/15/2047	2,976,031	0.1
1,560,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.022%, 01/15/2048	1,329,979	0.0
2,093,809 (4)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.112%, 10/15/2048	73,951	0.0
6,560,000	JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	7,682,875	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,610,000 (1)(4)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.184%, 12/27/2046	$5,571,739	0.2
1,000,000 (1)	KNDL 2019-KNSQ F Mortgage Trust, 2.185%, (US0001M + 2.000)%, 05/15/2036	932,126	0.0
1,836,899 (1)(4)(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.877%, 11/15/2038	5,454	0.0
9,597,007 (1)(4)(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.877%, 11/15/2038	28,493	0.0
1,706,000 (1)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.071%, 04/15/2047	1,366,702	0.0
1,525,000 (1)(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.684%, 09/15/2047	1,516,312	0.1
3,890,000 (1)(4)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.034%, 11/15/2049	2,173,278	0.1
3,943,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,467,592	0.1
1,900,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,265,013	0.0
2,920,000 (1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	2,718,053	0.1
3,556,000 (1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	3,252,664	0.1
2,440,000 (1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	2,598,273	0.1
2,060,000 (1)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.621%, 12/10/2045	1,149,057	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,520,000 (1)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.621%, 12/10/2045	$1,743,753	0.0
28,138,747 (4)(6)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.188%, 12/15/2047	1,026,524	0.0
4,580,000	Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	5,370,962	0.2
9,412,500	Wells Fargo Commercial Mortgage Trust 2019-C54 A4, 3.146%, 12/15/2052	10,532,974	0.3
1,630,000 (1)(4)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.845%, 11/15/2044	1,282,254	0.0
19,601,612 (1)(4)(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.964%, 08/15/2045	534,491	0.0
9,020,000 (1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.399%, 03/15/2045	5,722,286	0.2
6,583,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,976,624	0.2
44,648,379 (1)(4)(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.343%, 03/15/2048	1,129,417	0.0
8,510,000 (4)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	7,885,510	0.2
11,409,225	Other Securities	12,554,267	0.4
	Total Commercial Mortgage-Backed Securities (Cost $225,366,761)	208,859,737	5.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 21.1%
	Affiliated Investment Companies: 21.1%
9,187,266	Voya Emerging Markets Corporate Debt Fund - Class P	$90,586,440	2.6
13,895,291	Voya Emerging Markets Hard Currency Debt Fund - Class P	130,059,926	3.7
8,199,716	Voya Emerging Markets Local Currency Debt Fund - Class P	54,692,104	1.5
2,782,589	Voya Floating Rate Fund - Class P	23,735,482	0.7
13,492,382	Voya High Yield Bond Fund - Class P	100,788,092	2.9
14,578,445	Voya Investment Grade Credit Fund - Class P	170,276,243	4.8
18,732,107	Voya Securitized Credit Fund - Class P	174,395,920	4.9
	Total Mutual Funds (Cost $764,119,659)	744,534,207	21.1

	Value	Percentage of Net Assets
PURCHASED OPTIONS(11): 0.0%
Total Purchased Options (Cost $1,818,276)	1,017,214	0.0
Total Long-Term Investments (Cost $3,404,642,441)	3,485,789,395	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Floating Rate Notes: 0.0%
600,000 (12)	Mizuho Financial Group Inc., 0.290%, 07/30/2020	600,060	0.0
950,000 (12)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	950,032	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
	Total Floating Rate Notes (Cost $1,550,092)	$1,550,092	0.0
	Repurchase Agreements: 0.8%
2,085,854 (12)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,085,868, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $2,190,147, due 08/15/20-03/19/40)	2,085,854	0.1
5,443,527 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $5,443,542, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,552,398, due 08/01/20-02/20/70)	5,443,527	0.1
2,771,163 (12)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $2,771,174, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,826,598, due 07/31/20-11/15/49)	2,771,163	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
7,355,868 (12)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $7,355,886, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $7,502,986, due 07/31/21-05/20/70)	$7,355,868	0.2
1,398,638 (12)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $1,398,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,426,611, due 07/15/20-06/01/50)	1,398,638	0.0
1,995,867 (12)	JPMorgan Securities LLC, Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $1,995,871, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $2,035,784, due 10/08/20-04/30/23)	1,995,867	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,251,674 (12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $6,251,715, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,391,199, due 01/15/22-02/15/47)	$6,251,674	0.2
	Total Repurchase Agreements (Cost $27,302,591)	27,302,591	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds(12): 0.9%
917,000 (12)(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	917,000	0.0
29,306,000 (12)(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	29,306,000	0.9
917,000 (12)(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	917,000	0.0
	Total Mutual Funds (Cost $31,140,000)	31,140,000	0.9
	Total Short-Term Investments (Cost $59,992,683)	59,992,683	1.7
	Total Investments in Securities (Cost $3,464,635,124)	3,545,782,078	100.6
Shares	Value	Percentage of Net Assets
	Mutual Funds(12) (continued)
Liabilities in Excess of Other Assets	$(21,794,094)	(0.6)
Net Assets	$3,523,987,984	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(5)
The grouping contains securities in default.

(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2020.

(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)
Represents or includes a TBA transaction.

(10)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Mutual Funds	$744,534,207	$—	$—	$744,534,207
Purchased Options	—	1,017,214	—	1,017,214
Corporate Bonds/Notes	—	862,807,610	—	862,807,610
Collateralized Mortgage Obligations	—	691,281,574	—	691,281,574
Municipal Bonds	—	2,314,037	—	2,314,037
Asset-Backed Securities	—	332,604,945	—	332,604,945
U.S. Government Agency Obligations	—	459,034,359	—	459,034,359
Commercial Mortgage-Backed Securities	—	208,859,737	—	208,859,737
U.S. Treasury Obligations	—	183,335,712	—	183,335,712
Short-Term Investments	31,140,000	28,852,683	—	59,992,683
Total Investments, at fair value	$775,674,207	$2,770,107,871	$—	$3,545,782,078
Other Financial Instruments+
Centrally Cleared Swaps	—	7,093,999	—	7,093,999
Forward Foreign Currency Contracts	—	59,476	—	59,476
Futures	572,648	—	—	572,648
Total Assets	$776,246,855	$2,777,261,346	$—	$3,553,508,201
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,394,991)	$—	$(2,394,991)
Futures	(1,092,072)	—	—	(1,092,072)
Total Liabilities	$(1,092,072)	$(2,394,991)	$—	$(3,487,063)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30,2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$90,999,434	$1,925,684	$—	$(2,338,678)	$90,586,440	$1,925,632	$—	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	133,085,105	3,253,013	—	(6,278,192)	130,059,926	3,252,934	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	59,657,773	540,396	—	(5,506,065)	54,692,104	540,368	—	—
Voya Floating Rate Fund - Class P	25,742,250	606,819	—	(2,613,587)	23,735,482	606,818	—	—
Voya High Yield Bond Fund - Class P	68,111,429	38,145,933	—	(5,469,270)	100,788,092	2,150,002	—	—
Voya Investment Grade Credit Fund - Class P	159,271,027	3,025,342	—	7,979,874	170,276,243	3,025,282	—	—
Voya Securitized Credit Fund - Class P	117,961,329	62,740,418	—	(6,305,827)	174,395,920	2,740,337	—	—
	$654,828,347	$110,237,605	$—	$(20,531,745)	$744,534,207	$14,241,373	$—	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,992,755	MYR 13,034,344	Barclays Bank PLC	08/07/20	$(43,007)
USD 1,415,140	RON 6,364,323	Barclays Bank PLC	08/07/20	(59,768)
USD 2,723,661	COP 10,683,261,693	Barclays Bank PLC	08/14/20	(108,333)
USD 6,620,613	MXN 159,964,223	Barclays Bank PLC	08/14/20	(297,549)
USD 3,425,484	ZAR 63,520,811	BNP Paribas	08/07/20	(220,064)
USD 1,918,126	HUF 621,498,481	BNP Paribas	08/07/20	(53,040)
USD 4,936,247	THB 158,691,497	BNP Paribas	08/07/20	(197,639)
SGD 305,095	USD 215,431	BNP Paribas	08/07/20	3,512
USD 5,337,680	IDR 81,522,390,850	BNP Paribas	08/07/20	(237,147)
USD 4,300,583	BRL 25,054,440	BNP Paribas	08/14/20	(296,826)
USD 3,170	ILS 11,094	Citibank N.A.	08/07/20	(36)
USD 7,219,784	RUB 534,882,001	Citibank N.A.	08/07/20	(259,849)
USD 4,623,449	PLN 19,482,975	Citibank N.A.	08/07/20	(301,690)
USD 2,511,928	CLP 2,074,074,005	Citibank N.A.	08/14/20	(14,943)
USD 8,473,491	EUR 7,583,750	Deutsche Bank AG	07/17/20	(49,780)
USD 1,494,255	TRY 11,065,391	JPMorgan Chase Bank N.A.	08/07/20	(104,959)
USD 2,120,147	CZK 53,820,783	JPMorgan Chase Bank N.A.	08/07/20	(149,072)
USD 83,023	PHP 4,202,365	JPMorgan Chase Bank N.A.	08/07/20	(1,289)
USD 1,832,188	PEN 6,295,766	JPMorgan Chase Bank N.A.	08/14/20	55,964
				$(2,335,515)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
CBOE Volatility Index	140	08/19/20	$4,455,500	$(208,183)
U.S. Treasury 10-Year Note	721	09/21/20	100,342,922	242,964
U.S. Treasury 2-Year Note	1,345	09/30/20	297,013,829	96,146
U.S. Treasury Long Bond	359	09/21/20	64,103,938	135,003
U.S. Treasury Ultra Long Bond	1,248	09/21/20	272,259,000	98,535
			$738,175,189	$364,465
Short Contracts:
U.S. Treasury 5-Year Note	(2,680)	09/30/20	(336,989,064)	(629,645)
U.S. Treasury Ultra 10-Year Note	(378)	09/21/20	(59,529,094)	(254,244)
			$(396,518,158)	$(883,889)
At June 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 2	Buy	5.000	12/20/24	USD 84,458,760	$465,537	$7,093,999
					$465,537	$7,093,999

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2020, the following OTC purchased equity options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	08/21/20	77.200	USD 618,646	50,281,443	$625,266	$642,320
iShares Russell 2000 ETF	Citibank N.A.	Put	07/17/20	119.000	USD 147,297	21,089,984	659,051	47,227
							$1,284,317	$689,547
At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	09/14/20	0.640	USD 47,370,000	$272,819	$187,414
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	09/16/20	0.640	USD 34,338,000	261,140	140,253
					$533,959	$327,667
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP –  Colombian Peso
CZK –  Czech Koruna
EUR –  EU Euro
HUF –  Hungarian Forint
IDR –  Indonesian Rupiah
ILS –  Israeli New Shekel
MXN – Mexican Peso
MYR –  Malaysian Ringgit
PEN –  Peruvian Nuevo Sol
PHP –  Philippine Peso
PLN –  Polish Zloty
RON –  Romanian New Leu
RUB –  Russian Ruble
SGD –  Singapore Dollar
THB –  Thai Baht
TRY –  Turkish Lira
USD –  United States Dollar
ZAR –  South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Investments in securities at value*	$47,227
Credit contracts	Investments in securities at value*	642,320
Foreign exchange contracts	Investments in securities at value*	327,667
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	59,476
Interest rate contracts	Net Assets — Unrealized appreciation**	572,648
Credit contracts	Net Assets — Unrealized appreciation***	7,093,999
Total Asset Derivatives		$8,743,337
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,394,991
Equity contracts	Net Assets — Unrealized depreciation**	208,183
Interest rate contracts	Net Assets — Unrealized depreciation**	883,889
Total Liability Derivatives		$3,487,063

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$16,476,445	$—	$16,476,445
Equity contracts	—	—	259,520	—	—	259,520
Foreign exchange contracts	(1,072,099)	7,341,172	—	(546,638)	401,347	6,123,782
Interest rate contracts	1,357,288	—	37,503,509	(1,527,389)	(324,269)	37,009,139
Total	$285,189	$7,341,172	$37,763,029	$14,402,418	$77,078	$59,868,886

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$8,952,940	$8,952,940
Equity contracts	—	—	(208,183)	—	(208,183)
Foreign exchange contracts	—	(1,650,585)	—	(44,415)	(1,695,000)
Interest rate contracts	—	—	6,250,917	(1,125,039)	5,125,878
Total	$—	$(1,650,585)	$6,042,734	$7,783,486	$12,175,635

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Purchased options	$—	$—	$876,961	$—	$—	$—	$140,253	$1,017,214
Forward foreign currency contracts	—	3,512	—	—	—	55,964	—	59,476
Total Assets	$—	$3,512	$876,961	$—	$—	$55,964	$140,253	$1,076,690
Liabilities:
Forward foreign currency contracts	$508,657	$1,004,716	$576,518	$49,780	$—	$255,320	$—	$2,394,991
Total Liabilities	$508,657	$1,004,716	$576,518	$49,780	$—	$255,320	$—	$2,394,991
Net OTC derivative instruments by counterparty, at fair value	$(508,657)	$(1,001,204)	$300,443	$(49,780)	$—	$(199,356)	$140,253	(1,318,301)
Total collateral pledged by the Portfolio/(Received from counterparty)	$508,657	$1,001,204	$(300,443)	$—	$—	$199,356	$—	$1,408,774
Net Exposure(1)	$—	$—	$—	$(49,780)	$—	$—	$140,253	$90,473

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2020, the Portfolio had pledged $690,000, $1,210,000 and $520,000 in cash collateral to Barclays Bank PLC, BNP Paribas and JPMorgan Chase Bank N.A., respectively. In addition, the Portfolio had received $500,000 in cash collateral from Citibank N.A.

Excess cash collateral is not shown for financial reporting purposes.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,452,126,408.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$168,801,792
Gross Unrealized Depreciation	(77,487,885)
Net Unrealized Appreciation	$91,313,907

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)
Health Care	18.2%
Industrials	16.6%
Information Technology	16.2%
Financials	15.5%
Consumer Discretionary	11.6%
Real Estate	7.8%
Utilities	2.9%
Materials	2.6%
Consumer Staples	2.5%
Communication Services	1.8%
Energy	1.1%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Communication Services: 1.8%
565,891 (1)	Other Securities	$6,591,094	1.8
	Consumer Discretionary: 11.6%
18,679 (2)	Deckers Outdoor Corp.	3,668,369	1.0
22,667 (2)	Helen of Troy Ltd.	4,274,090	1.2
26,094	LCI Industries	3,000,288	0.8
29,858 (2)	Murphy USA, Inc.	3,361,712	0.9
44,153	Winnebago Industries	2,941,473	0.8
1,033,114 (1)(3)	Other Securities	25,235,565	6.9
		42,481,497	11.6
	Consumer Staples: 2.5%
237,246 (2)	Hostess Brands, Inc.	2,899,146	0.8
120,318 (2)	Performance Food Group Co.	3,506,066	1.0
90,756 (1)	Other Securities	2,627,965	0.7
		9,033,177	2.5
	Energy: 1.1%
285,875 (1)	Other Securities	4,106,737	1.1

	Financials: 15.5%
129,520	Atlantic Union Bankshares Corp.	2,999,683	0.8
127,662	Columbia Banking System, Inc.	3,618,579	1.0
100,902	Essent Group Ltd.	3,659,716	1.0
66,155	Lakeland Financial Corp.	3,082,161	0.8
22,983	Morningstar, Inc.	3,239,914	0.9
146,171	Pacific Premier Bancorp, Inc.	3,168,987	0.9
50,856	Prosperity Bancshares, Inc.	3,019,829	0.8
55,002	Selective Insurance Group	2,900,805	0.8
87,468	ServisFirst Bancshares, Inc.	3,127,856	0.8
110,578	WSFS Financial Corp.	3,173,589	0.9
1,370,416 (1)(3)	Other Securities	24,969,000	6.8
		56,960,119	15.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 18.2%
59,895 (2)	Globus Medical, Inc.	$2,857,590	0.8
101,564 (2)	HMS Holdings Corp.	3,289,658	0.9
49,012 (2)	Magellan Health, Inc.	3,576,896	0.9
37,081 (2)	Neogen Corp.	2,877,486	0.8
135,784	Patterson Cos., Inc.	2,987,248	0.8
1,335,702 (1)(3)	Other Securities	51,491,860	14.0
		67,080,738	18.2
	Industrials: 16.6%
140,223 (2)	Air Transport Services Group, Inc.	3,122,766	0.9
28,918	Alamo Group, Inc.	2,968,144	0.8
105,477	Altra Industrial Motion Corp.	3,360,497	0.9
53,024	Crane Co.	3,152,807	0.9
57,425	EMCOR Group, Inc.	3,798,090	1.0
25,223 (2)	Generac Holdings, Inc.	3,075,440	0.8
36,440	Regal Beloit Corp.	3,181,941	0.9
44,028	Tetra Tech, Inc.	3,483,495	0.9
68,690	UFP Industries, Inc.	3,400,842	0.9
45,087	Woodward, Inc.	3,496,497	1.0
749,247 (1)	Other Securities	27,884,776	7.6
		60,925,295	16.6
	Information Technology: 16.2%
45,849 (2)	Alarm.com Holdings, Inc.	2,971,474	0.8
82,558 (2)	Cornerstone OnDemand, Inc.	3,183,436	0.9
50,336 (2)	Envestnet, Inc.	3,701,709	1.0
54,141	j2 Global, Inc.	3,422,253	0.9
123,744 (2)	Lattice Semiconductor Corp.	3,513,092	1.0
81,439 (2)	LiveRamp Holdings, Inc.	3,458,714	0.9
39,188 (2)	Lumentum Holdings, Inc.	3,191,079	0.9
49,372	Mantech International Corp.	3,381,488	0.9
49,407 (2)	Plexus Corp.	3,486,158	0.9
37,721 (2)	Q2 Holdings, Inc.	3,236,085	0.9
290,297 (2)	Viavi Solutions, Inc.	3,698,384	1.0
682,147 (1)	Other Securities	22,394,162	6.1
		59,638,034	16.2
	Materials: 2.6%
61,113	Minerals Technologies, Inc.	2,868,033	0.8
63,936	Sensient Technologies Corp.	3,334,902	0.9
144,577	Other Securities	3,383,980	0.9
		9,586,915	2.6
	Real Estate: 7.8%
29,383	EastGroup Properties, Inc.	3,485,118	0.9
53,216	QTS Realty Trust, Inc.	3,410,613	0.9
133,266	STAG Industrial, Inc.	3,907,359	1.1
881,318	Other Securities	17,890,623	4.9
		28,693,713	7.8
	Utilities: 2.9%
56,723	Black Hills Corp.	3,213,925	0.9
85,306	Portland General Electric Co.	3,566,644	1.0
55,540	Other Securities	3,734,414	1.0
		10,514,983	2.9
	Total Common Stock (Cost $354,848,697)	355,612,302	96.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Repurchase Agreements: 2.1%
1,829,600 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,829,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,866,192, due 08/01/20-02/20/70)	$1,829,600	0.5
1,416,511 (4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,416,517, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,444,847, due 07/31/20-11/15/49)	1,416,511	0.4
1,829,632 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,829,637, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,866,225, due 07/31/21-05/20/70)	1,829,632	0.5
1,829,632 (4)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,829,637, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,866,225, due 08/01/23-07/01/50)	1,829,632	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
955,536 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $955,538, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $974,647, due 07/31/20-07/01/50)	$955,536	0.2
	Total Repurchase Agreements (Cost $7,860,911)	7,860,911	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
1,216,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,216,000	0.3
5,294,000 (4)(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	5,294,000	1.5
	Total Mutual Funds (Cost $6,510,000)	6,510,000	1.8
	Total Short-Term Investments (Cost $14,370,911)	14,370,911	3.9
	Total Investments in Securities (Cost $369,219,608)	$369,983,213	100.7
	Liabilities in Excess of Other Assets	(2,438,744)	(0.7)
	Net Assets	$367,544,469	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2020 (Unaudited) (continued)

(1)
The grouping contains non-income producing securities.

(2)
Non-income producing security.

(3)
The grouping contains securities on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$355,612,302	$—	$—	$355,612,302
Short-Term Investments	6,510,000	7,860,911	—	14,370,911
Total Investments, at fair value	$362,122,302	$7,860,911	$—	$369,983,213

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $379,349,476.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$31,805,687
Gross Unrealized Depreciation	(41,171,950)
Net Unrealized Depreciation	$(9,366,263)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 11.0%
554,607		Activision Blizzard, Inc.	$ 42,094,671	1.5
79,195	(1)	Alphabet, Inc. - Class A	112,302,470	4.0
1,611,116		AT&T, Inc.	48,704,036	1.7
1,667,149		Interpublic Group of Cos., Inc.	28,608,277	1.0
1,204,231	(2)	ViacomCBS, Inc. - Class B	28,082,667	1.0
441,890		Walt Disney Co.	49,275,154	1.8
			309,067,275	11.0

		Consumer Discretionary: 10.3%
41,064	(1)	Amazon.com, Inc.	113,288,184	4.0
441,164		Darden Restaurants, Inc.	33,426,996	1.2
393,252		Hasbro, Inc.	29,474,237	1.1
776,622		Las Vegas Sands Corp.	35,367,366	1.3
396,071		Nike, Inc. - Class B	38,834,762	1.4
741,151		TJX Cos., Inc.	37,472,595	1.3
			287,864,140	10.3

		Consumer Staples: 7.2%
209,276		Constellation Brands, Inc.	36,612,836	1.3
419,683		Kellogg Co.	27,724,259	1.0
703,129		Philip Morris International, Inc.	49,261,218	1.7
483,090		Procter & Gamble Co.	57,763,071	2.1
558,625		Sysco Corp.	30,534,443	1.1
			201,895,827	7.2

		Energy: 2.9%
291,833		Chevron Corp.	26,040,259	0.9
512,869		ConocoPhillips	21,550,755	0.8
382,271		EOG Resources, Inc.	19,365,849	0.7
260,555		Valero Energy Corp.	15,325,845	0.5
			82,282,708	2.9

		Financials: 10.5%
338,409	(2)	Apollo Global Management, Inc.	16,893,377	0.6
1,608,897		Bank of America Corp.	38,211,304	1.4
673,390		Citigroup, Inc.	34,410,229	1.2
225,150		Goldman Sachs Group, Inc.	44,494,143	1.6
854,063		Hartford Financial Services Group, Inc.	32,924,129	1.2
474,860		Intercontinental Exchange, Inc.	43,497,176	1.5
157,426		Marsh & McLennan Cos., Inc.	16,902,830	0.6
1,001,531		Truist Financial Corp.	37,607,489	1.3
823,292		US Bancorp	30,313,611	1.1
			295,254,288	10.5

		Health Care: 13.4%
586,553	(1),(2)	Alcon, Inc.	33,621,218	1.2
163,725		Becton Dickinson & Co.	39,174,481	1.4
20,112	(1)	Biogen, Inc.	5,380,966	0.2
861,795		Bristol-Myers Squibb Co.	50,673,546	1.8
215,035		Cigna Corp.	40,351,318	1.4
474,861		Johnson & Johnson	66,779,702	2.4
606,186		Medtronic PLC	55,587,256	2.0
383,052		Novartis AG ADR	33,455,762	1.2
116,669		Thermo Fisher Scientific, Inc.	42,273,845	1.5
66,498		Zimmer Biomet Holdings, Inc.	7,937,201	0.3
			375,235,295	13.4

		Industrials: 8.8%
177,885		Cummins, Inc.	30,820,355	1.1
139,568		L3Harris Technologies, Inc.	23,680,503	0.8
186,502		Norfolk Southern Corp.	32,744,156	1.2
189,851		Old Dominion Freight Line	32,196,831	1.1
214,450		Parker Hannifin Corp.	39,302,251	1.4
408,166		Raytheon Technologies Corp.	25,151,189	0.9
708,751		Timken Co.	32,241,083	1.2
209,075	(1),(2)	United Rentals, Inc.	31,160,538	1.1
			247,296,906	8.8

		Information Technology: 26.4%
237,648	(1)	Adobe, Inc.	103,450,551	3.7
421,331		Analog Devices, Inc.	51,672,034	1.8
422,128		Apple, Inc.	153,992,294	5.5
144,457		Broadcom, Inc.	45,592,074	1.6
272,440		Fidelity National Information Services, Inc.	36,531,480	1.3
1,895,440		HP, Inc.	33,037,519	1.2
182,527		Intuit, Inc.	54,062,672	1.9
561,318	(1)	Micron Technology, Inc.	28,919,103	1.0
674,693		Microsoft Corp.	137,306,773	4.9
139,600		MKS Instruments, Inc.	15,808,304	0.6
331,123		Motorola Solutions, Inc.	46,400,266	1.7
298,052		NXP Semiconductor NV - NXPI - US	33,989,850	1.2
			740,762,920	26.4

		Materials: 2.7%
149,233		Air Products & Chemicals, Inc.	36,033,800	1.3
446,268		CF Industries Holdings, Inc.	12,557,982	0.4
387,585		Eastman Chemical Co.	26,991,419	1.0
			75,583,201	2.7

		Real Estate: 3.2%
214,124		Crown Castle International Corp.	35,833,651	1.3
399,810		ProLogis, Inc.	37,314,267	1.3
2,480,355		VEREIT, Inc.	15,948,683	0.6
			89,096,601	3.2

		Utilities: 2.9%
142,847		Entergy Corp.	13,400,477	0.5
337,987		Evergy, Inc.	20,039,250	0.7
653,535		Exelon Corp.	23,716,785	0.8
105,741		NextEra Energy, Inc.	25,395,816	0.9
			82,552,328	2.9

	Total Common Stock
	(Cost $2,326,874,349)		2,786,891,489	99.3

See Accompanying Notes to Financial Statements

1

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

OTHER(3): –%

		Utilities: –%
10,000,000	(4),(5)	Southern Energy (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $2,326,874,349)		2,786,891,489	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Floating Rate Notes: 0.1%
400,000	(6)	Bank of Montreal, 0.200%, 07/13/2020	400,009	0.0
475,000	(6)	Commonwealth Bank of Australia, 0.360%, 07/06/2020	474,996	0.0
575,000	(6)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	575,041	0.0
750,000	(6)	Royal Bank of Canada, 0.350%, 07/17/2020	750,069	0.1
400,000	(6)	The Sumitomo Mitsui Financial Group, 0.290%, 07/29/2020	400,038	0.0

	Total Floating Rate Notes
	(Cost $2,600,153)		2,600,153	0.1

		Repurchase Agreements: 2.8%
2,704,444	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,704,454, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,758,533, due 08/13/20-05/20/70)	2,704,444	0.1
6,686,527	(6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%-0.24%, due 07/01/20 (Repurchase Amount $6,686,570, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $7,011,567, due 08/15/20-02/15/48)	6,686,527	0.2
16,203,058	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $16,203,102, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $16,527,119, due 08/01/20-02/20/70)	16,203,058	0.6
3,180,101	(6)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,180,110, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $3,243,703, due 01/01/29-06/01/50)	3,180,101	0.1
6,829,370	(6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $6,829,398, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,965,987, due 07/31/20-11/15/49)	6,829,370	0.2
20,136,392	(6)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $20,136,442, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $20,539,121, due 07/31/21-05/20/70)	20,136,392	0.7

See Accompanying Notes to Financial Statements

2

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)(CONTINUED)

2,772,913	(6)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $2,772,918, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $2,828,371, due 06/30/27)	2,772,913	0.1
4,163,148	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $4,163,161, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,246,411, due 07/15/20-06/01/50)	4,163,148	0.2
1,336,060	(6)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,336,070, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,395,455, due 10/27/20-05/27/40)	1,336,060	0.1
14,670,007	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $14,670,103, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,997,412, due 01/15/22-02/15/47)	14,670,007	0.5

	Total Repurchase Agreements
	(Cost $78,682,020)		78,682,020	2.8

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 0.8%
1,744,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,744,000	0.0
19,437,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	19,437,000	0.7
1,744,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,744,000	0.1
	Total Mutual Funds
	(Cost $22,925,000)		22,925,000	0.8

	Total Short-Term Investments
	(Cost $104,207,173)		104,207,173	3.7

	Total Investments in Securities (Cost $2,431,081,522)		$ 2,891,098,662	103.0
	Liabilities in Excess of Other Assets		(84,253,036)	(3.0)
	Net Assets		$ 2,806,845,626	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

3

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Funds

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 8, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 8, 2020